                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-09025
                                   --------------------------------------------

                               New Covenant Funds
-------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                200 East Twelfth Street, Jeffersonville, IN 47130
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    614-470-8000
                                                    ---------------------------

Date of fiscal year end:    June 30, 2005
                         -------------------------

Date of reporting period:   June 30, 2005
                          ------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                          NEW COVENANT FUNDS

                                        ANNUAL REPORT



                                        New Covenant Growth Fund
                                        New Covenant Income Fund
                                        New Covenant Balanced Growth Fund
                                        New Covenant Balanced Income Fund











                                        [NEW COVENANT FUNDS LOGO]




JUNE 30, 2005

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS, OR BY CONTACTING THE FUNDS AT:

       NEW COVENANT FUNDS
       3435 STELZER ROAD
       COLUMBUS, OH 43219
       TELEPHONE: 1-800-858-6127
       INTERNET: http://www.newcovenantfunds.com

YOU CAN REVIEW AND GET COPIES OF THE FUNDS' REPORTS AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT-ONLY
COPIES:

- FOR A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, DC 20549-6009 OR CALLING 1-202-942-8090, OR BY ELECTRONIC REQUEST, BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS: publicinfo@sec.gov

-    FREE FROM THE COMMISSION'S WEBSITE AT http://www.sec.gov.

                                                               TABLE OF CONTENTS

Shareholder Letter ........................................................    2

Portfolios of Investments .................................................    6

Statements of Assets and Liabilities ......................................   18

Statements of Operations ..................................................   19

Statements of Changes in Net Assets .......................................   20

Financial Highlights ......................................................   22

Notes to Financial Statements .............................................   26

Report of Independent Registered Public Accounting Firm ...................   33

Supplemental Data .........................................................   34

Trustees and Officers .....................................................   36

TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

Dear Shareholders:

The U.S. economy strengthened during the 12-month period ended June 30, 2005. The stock market was very volatile, however, as investors reacted to differing reports about the direction of the economy, interest rates, energy prices and political factors. Long-term bonds performed relatively well in that environment, while prices on short-term bonds fell substantially.

The economy benefited both from strong consumer spending and from gradually rising business spending. Those trends helped counter the effects of higher energy prices, which typically drag on the economy by reducing money available for investment and other types of consumption. Meanwhile, low mortgage rates contributed to a strong housing market. That trend enhanced Americans' sense of financial comfort, offsetting the effects of slow wage growth and higher gasoline prices.

Corporations earlier in the decade had streamlined operations and reduced debt. Those efficiencies helped translate strengthening demand into strong earnings and cash flow, and contributed to historically high corporate cash holdings. Corporations began to deploy that cash during this period in mergers and acquisitions and other shareholder-friendly initiatives.

The Federal Reserve Board (the "Fed") was concerned throughout the period about the prospect for higher inflation, and sought to prevent an inflation up-tick by removing excess monetary stimulus from the economy. Beginning with a rate hike on June 30, 2004, the Fed raised its target federal funds rate nine times during the period, for a total increase of two and one-quarter percentage points.

These financial cross-currents contributed to a choppy stock market. Stocks slumped in the summer of 2004 as investors worried about a number of factors, including political uncertainty due to the close electoral campaign, conditions in Iraq, rising energy prices and slow employment gains. The market then rallied strongly during the fourth quarter of 2004 as many of those factors improved:
Employment appeared to gain strength, the resolution of the election provided political clarity and oil prices declined.

Stocks fell again during the first calendar quarter of 2005. Investors were concerned about the possibility that resurgent energy prices would translate into higher inflation and reduce consumers' spending power. Their fears appeared to be confirmed in March 2005, when the economy slowed and inflation picked up. Stocks rebounded later in the spring, however, as stronger economic data, healthy profit reports and solid demand--all of it accompanied by relatively tame inflation--convinced investors that weakness in March had represented only a temporary soft patch in the economy.

Small caps outperformed larger stocks for the period as a whole, due to small-company shares' dramatically stronger returns during the first half of the year. Large-cap shares assumed market leadership during the first half of 2005, however, and generated superior returns for the final six months of the period. Value and growth stocks experienced a similar dynamic: Value stocks led growth shares for the period as a whole, but growth outperformed late in the period.

Yields on short-term bonds rose in line with the Fed's interest-rate increases, causing prices on those bonds to fall. Long-term bond yields declined slightly for the 12-month period, however. That decline might have resulted from a number of factors, including a benign long-term inflation outlook and strong overseas demand for long-term Treasury bonds. Mortgage-backed and corporate bonds generally outperformed government securities. High-yield bonds were very volatile. They led the fixed-income markets during much of the period, but fell quickly in March after major automakers announced weak earnings.

THE NEW COVENANT GROWTH FUND

The New Covenant Growth Fund gained 7.38% during the 12-month period ended June 30, 2005, compared to a 6.32% return for the Fund's benchmark, the Standard & Poor's 500 Index.(1)

During this fiscal year two new managers were added to handle this Fund's growth allocation. Mazama Capital Management specializes in small- and mid-cap growth stocks, while Santa Barbara Asset Management focuses on large-cap growth shares. We felt that managers with specific expertise in those sections of the market could best serve shareholders.

The Fund's core allocation, managed by Wellington Management Company, outperformed the stock market(1) and boosted performance against the benchmark. The Fund's relative performance also benefited from our decision to over-weight value stocks during the first half of the period. We added to the Fund's growth stake during 2005, bringing it even with the Fund's value allocation. That change also helped relative returns, as growth stocks assumed market leadership late in the period.(2)

We added an emerging-markets allocation to the Fund's portfolio, in order to provide opportunity for greater growth. That shift boosted performance against the S&P, as emerging markets generally performed well. The Fund's international exposure as a whole boosted returns during the first half of the period, as the dollar lost ground to foreign currencies, but dragged on relative returns during the second half of the period as the dollar strengthened.(2)

THE NEW COVENANT INCOME FUND

The New Covenant Income Fund returned 6.02% during the 12 months ended June 30, 2005, compared to a 6.80% gain for the Lehman Brothers Aggregate Bond Index.(3)

We reduced the Fund's average duration just prior to this fiscal year to a position shorter than that of the benchmark, in order to protect against rising interest rates. Rates on the longer-term issues in which this Fund primarily invests generally declined or were flat, however, so the shorter average duration dragged on relative performance.(2)

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

The Fund held a higher allocation than the benchmark in mortgage-backed securities, which boosted relative gains. The Fund's underweight position in Treasury bonds also helped relative performance, as Treasury issues lagged other fixed-income securities. We maintained the Fund's bias toward very high-quality issues in other sectors. That emphasis on quality hurt performance early in the period, when low-quality bonds led the market, but benefited relative performance late in the fiscal year as higher-quality bonds assumed leadership.(2)

THE NEW COVENANT BALANCED GROWTH FUND

The New Covenant Balanced Growth Fund gained 6.68% during the 12 months ended June 30, 2005, compared to a 6.62% return for a benchmark composed of a 60% weighting in the S&P 500(1) and a 40% weighting in the Lehman Brothers Aggregate Bond Index(3).

This Fund is comprised of a combination of the New Covenant Growth Fund and the New Covenant Income Fund, with a neutral allocation of 60% of assets in stocks and 40% in bonds. We allowed the Fund's Growth Fund allocation to grow during the period, from 62% of assets at the beginning of the period to roughly 65% at the end. That overweight stock position helped this Fund outperform its benchmark, as stocks' returns slightly exceeded those of bonds during this period.(2)

THE NEW COVENANT BALANCED INCOME FUND

The New Covenant Balanced Income Fund gained 6.32% for the year ended June 30, 2005. That return compared to a 6.74% gain for the Fund's benchmark, a composite index with a 65% weighting in the Lehman Brothers Aggregate Bond Index(3) and a 35% weighting in the S&P 500(1).

The New Covenant Balanced Income Fund's neutral allocation calls for investing 65% of assets in the Income Fund and 35% of assets in the Growth Fund. The Fund during this period held a slightly overweight stock allocation, with roughly 38% of the portfolio allocated to the stock market. That overweight position in stocks boosted relative returns, as stocks generally outperformed bonds. The Fund's bond allocation lagged the fixed-income benchmark, however, due to its shorter average duration. That trait hurt relative returns for the Balanced Income Fund.(2)

                                /s/ Dennis J. Murphy

                                Dennis J. Murphy
                                Executive Vice President
                                  and Chief Investment Officer
                                NCF Investment Department of
                                  New Covenant Trust Company, N.A.(4)


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT www.NewCovenantFunds.com.

(1) The Standard & Poor's 500 Composite Index of stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.
(2)  Portfolio composition is subject to change.
(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.
(4)  A subsidiary of the Presbyterian Foundation.


PORTFOLIO ALLOCATION (UNAUDITED) (SUBJECT TO CHANGE)
--------------------------------------------------------------------------------

GROWTH FUND:

                                                                  PERCENTAGE OF
SECURITY ALLOCATION                                               MARKET VALUE
--------------------------------------------------------------------------------
Financials                                                            19.9%
Information Technology                                                17.7%
Health Care                                                           17.3%
Consumer Discretionary                                                13.7%
Industrials                                                           10.7%
Energy                                                                 7.5%
Consumer Staples                                                       6.3%
Telecommunications                                                     2.3%
Materials                                                              2.3%
Utilities                                                              2.3%
--------------------------------------------------------------------------------
Total                                                                100.0%

BALANCED GROWTH FUND:


INCOME FUND:


                                                                  PERCENTAGE OF
SECURITY ALLOCATION                                               MARKET VALUE
--------------------------------------------------------------------------------
Government Agency/MBS                                                 33.0%
Asset Backed                                                          27.0%
Corporates                                                            17.0%
Treasuries                                                            14.0%
Cash                                                                   9.0%
--------------------------------------------------------------------------------
Total                                                                100.0%

                                                                  PERCENTAGE OF
SECURITY ALLOCATION                                               MARKET VALUE
--------------------------------------------------------------------------------
Investment Companies                                                  98.5%
Cash Equivalents                                                       1.5%
--------------------------------------------------------------------------------
Total                                                                100.0%

BALANCED INCOME FUND:

                                                                  PERCENTAGE OF
SECURITY ALLOCATION                                               MARKET VALUE
--------------------------------------------------------------------------------
Investment Companies                                                  98.6%
Cash Equivalents                                                       1.4%
--------------------------------------------------------------------------------
Total                                                                100.0%

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
                                  JUNE 30, 2005
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           NEW COVENANT GROWTH FUND*
                                      VS.
                               THE S&P 500 INDEX+


                                    [GRAPH]

       Growth Fund                            S&P 500 Index
6/95      10000                                   10000
          10784                                   10795
          11208                                   11438
          11935                                   12060
6/96      12271                                   12605
          12640                                   12990
          13399                                   14078
          13388                                   14446
6/97      15453                                   16973
          16293                                   18250
          15955                                   18774
          17820                                   21394
6/98      17740                                   22100
          15083                                   19902
          17754                                   24140
          17898                                   25343
6/99      19689                                   27130
          18513                                   25436
          21046                                   29220
          21461                                   29891
6/00      20945                                   29096
          20790                                   28815
          19436                                   26560
          17378                                   23411
6/01      18363                                   24781
          15439                                   21144
          17256                                   23403
          17319                                   23468
6/02      15180                                   20324
          12491                                   16813
          13465                                   18230
          12857                                   17656
6/03      14851                                   20375
          15459                                   20914
          17349                                   23461
          17791                                   23859
6/04      17794                                   24268
          17274                                   23813
          19037                                   26012
          18655                                   25452
6/05      19107                                   25801


+ The Standard & Poor's 500 Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. Investors cannot invest directly in an index, although they may invest in the underlying securities.

                    1 YEAR       3 YEAR         5 YEAR         10 YEAR
                   RETURN**     RETURN**       RETURN**       RETURN**
Growth Fund          7.38%         7.97%        -1.82%          6.69%
S&P 500 Index        6.32%         8.28%        -2.37%          9.94%


                                  JUNE 30, 2005
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           NEW COVENANT INCOME FUND*
                                      VS.
                   THE LEHMAN BROTHERS AGGREGATE BOND INDEX++



                                    [GRAPH]

                                              Lehman Brothers
       Income Fund                         Aggregate Bond Index
6/95      10000                                   10000
          10217                                   10196
          10698                                   10631
          10508                                   10442
6/96      10567                                   10502
          10770                                   10696
          11137                                   11017
          11087                                   10955
6/97      11441                                   11358
          11844                                   11735
          12150                                   12080
          12291                                   12268
6/98      12560                                   12555
          12816                                   13086
          12955                                   13130
          12840                                   13065
6/99      12707                                   12950
          12770                                   13038
          12797                                   13022
          13007                                   13309
6/00      13158                                   13541
          13530                                   13949
          14050                                   14536
          14475                                   14977
6/01      14515                                   15061
          15116                                   15756
          15130                                   15763
          15109                                   15778
6/02      15670                                   16361
          16357                                   17110
          16582                                   17380
          16796                                   17622
6/03      17180                                   18062
          17167                                   18036
          17183                                   18093
          17616                                   18574
6/04      17179                                   18120
          17700                                   18699
          17827                                   18878
          17741                                   18787
6/05      18213                                   19353

++ The Lehman Brothers Aggregate Bond Index is representative of intermediate and long-term government and investment grade corporate debt securities. Investors cannot invest directly in an index, although they may invest in the underlying securities.



                              1 YEAR      3 YEAR      5 YEAR     10 YEAR
                             RETURN**    RETURN**    RETURN**    RETURN**
Income Fund                    6.02%       5.14%       6.72%       6.18%
Lehman Brothers
Aggregate Bond Index           6.80%       5.76%       7.40%       6.83%


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT www.NewCovenantFunds.com.

(*) The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

(**) Returns shown are average annual returns, assuming reinvestment of all dividends and distributions.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2005
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
                    THE BLENDED S&P 500/AGGREGATE BOND INDEX+

                                     [GRAPH]


         Balanced
       Growth Fund                   Blended S&P 500/Aggregate Index
6/95      10000                                   10000
          10552                                   10554
          10957                                   11113
          11356                                   11391
6/96      11581                                   11726
          11878                                   12033
          12479                                   12783
          12481                                   12961
6/97      13774                                   14494
          14461                                   15350
          14403                                   15804
          15500                                   17212
6/98      15590                                   17717
          14369                                   16980
          15876                                   19120
          15896                                   19652
6/99      16805                                   20411
          16209                                   19695
          17540                                   21414
          17856                                   21923
6/00      17669                                   21723
          17779                                   21872
          17344                                   21201
          16751                                   19930
6/01      17138                                   20685
          15781                                   19185
          16802                                   20412
          16839                                   20465
6/02      15803                                   19079
          14386                                   17390
          15142                                   18408
          14782                                   18162
6/03      16292                                   20004
          16688                                   20318
          17961                                   21811
          18416                                   22266
6/04      18238                                   22275
          18106                                   22309
          19273                                   23620
          18992                                   23275
6/05      19457                                   23750


The Blended S&P 500/Aggregate Bond Index is a composite index composed of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Investors cannot invest directly an index, although they may invest in the underlying securities.

                             1 YEAR       3 YEAR       5 YEAR       10 YEAR
                             RETURN**     RETURN**     RETURN**      RETURN**
Balanced Growth Fund          6.68%        7.18%        1.95%        6.88%
Blended S&P 500/
Aggregate Bond Index          6.62%        7.57%        1.80%        9.03%

                                  JUNE 30, 2005
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                      VS.
                     BLENDED S&P 500/AGGREGATE BOND INDEX++


                                    [GRAPH]

        Balanced
       Income Fund              Blended S&P 500/Aggregate Index
6/95      10000                                   10000
          10413                                   10405
          10852                                   10911
          11003                                   10988
6/96      11164                                   11202
          11421                                   11461
          11918                                   12022
          11893                                   12093
6/97      12737                                   13107
          13298                                   13744
          13412                                   14152
          14070                                   14974
6/98      14240                                   15378
          13698                                   15282
          14575                                   16410
          14532                                   16641
6/99      14957                                   16954
          14670                                   16654
          15382                                   17483
          15647                                   17895
6/00      15615                                   17928
          15842                                   18229
          15840                                   18219
          15705                                   17805
6/01      15940                                   18244
          15470                                   17804
          16024                                   18469
          16038                                   18507
6/02      15692                                   18047
          15142                                   17439
          15705                                   18159
          15556                                   18122
6/03      16633                                   19376
          16862                                   19545
          17641                                   20403
          18098                                   20878
6/04      17810                                   20670
          17938                                   20963
          18681                                   21762
          18471                                   21535
6/05      18936                                   22062

++ The Blended S&P 500/Aggregate Bond Index is a composite index composed of 35% S&P 500 Index and 65% Lehman Brothers Aggregate Bond Index. Investors cannot invest directly in an index, although they may invest in the underlying securities.

                                 1 YEAR       3 YEAR       5 YEAR      10 YEAR
                                RETURN**     RETURN**     RETURN**     RETURN**
Balanced Income Fund            6.32%        6.46%        3.93%        6.59%

Blended S&P 500/
Aggregate Bond Index            6.74%        6.92%        4.24%        8.23%


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT www.NewCovenantFunds.com.

* The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

** Returns shown are average annual returns, assuming reinvestment of all dividends and distributions.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005

                                                                         Value
   Shares                                                               (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS (98.2%):
               ADVERTISING (1.1%):
   284,000     Interpublic Group of Cos., Inc.(b)(L) ...........      $3,459,120
    35,900     Lamar Advertising Co.(b)(L) .....................       1,535,443
    17,300     Monster Worldwide, Inc.(b) ......................         496,164
    52,800     Omnicom Group, Inc.(L) ..........................       4,216,608
     5,100     Ventiv Health, Inc.(b)(L) .......................          98,328
                                                                     -----------
                                                                       9,805,663
                                                                     -----------
               AEROSPACE (0.3%):
    56,000     United Technologies Corp. .......................       2,875,600
                                                                     -----------
               AUTOMOTIVE (1.0%):
     6,600     American Axle & Manufacturing Hldgs, Inc.(L) ....         166,782
     5,500     Bayerische Motoren Werke AG .....................         251,997
    15,000     Bridgestone Corp. ...............................         289,060
    12,500     DaimlerChrysler AG ..............................         508,413
    82,000     Dana Corp. ......................................       1,230,820
    28,200     Genuine Parts Co.(L) ............................       1,158,738
    91,500     Honda Motor Co. Ltd. ............................       2,251,815
    10,600     Hyundai Motor Co., Ltd. - GDR ...................         294,872
    97,000     Nissan Motors ...................................         961,332
    12,900     Noble International, Ltd. .......................         303,795
     2,800     Renault SA ......................................         247,089
     5,320     Reynolds & Reynolds Co. .........................         143,800
    37,000     Suzuki Motor Corp. ..............................         582,101
    14,580     Tenneco Automotive, Inc.(b) .....................         242,611
     8,200     Titan International, Inc.(L) ....................         114,636
     4,300     Volkswagen AG ...................................         196,496
                                                                     -----------
                                                                       8,944,357
                                                                     -----------
               BANKING (6.3%):
    60,679     ABN AMRO Holdings NV ............................       1,494,756
    21,020     Australia and New Zealand Banking
               Group Ltd. ......................................         348,374
     1,190     BancFirst(L) ....................................         103,518
    84,000     Banco Bilbao Vizcaya ............................       1,297,470
    62,600     Banco Santander Central Hispano SA ..............         726,709
   350,500     Bank Central Asia PT(b) .........................         129,415
   256,580     Bank of America Corp. ...........................      11,702,615
    34,000     Bank of Yokohama, Ltd. ..........................         196,715
    23,900     Banque Nationale de Paris .......................       1,640,395
    16,500     Barclays Plc ....................................         164,270
    16,000     Bayerische Vereins Ag(b) ........................         416,414
    15,800     City Holding Co.(L) .............................         577,016
    46,000     Comerica, Inc. ..................................       2,658,800
    13,714     Credit Suisse Group .............................         541,300
    26,900     Credito Italiano ................................         142,217
     4,300     Deutsche Bank AG ................................         336,671
     8,200     East West Bancorp, Inc. .........................         275,438
     2,700     Farmers Capital Bank Corp.(L) ...................          93,528
     3,920     First Citizens Bancshares, Inc., Class A(L) .....         566,636
     4,900     Fortis ..........................................         136,009
     9,100     Fremont General Corp.(L) ........................         221,403
    12,600     HDFC Bank, Ltd. - ADR ...........................         586,026
    18,370     Holderbank Financiere Glarus ....................       1,118,810
    34,100     HSBC Holdings Plc ...............................         543,918
     2,680     Hudson United Bancorp(L) ........................          96,748
    66,756     JPMorgan Chase & Co. ............................       2,357,822
    77,400     KeyCorp(L) ......................................       2,565,810
    44,130     Kookmin Bank - ADR ..............................       2,011,445
    48,700     Lloyds TSB Group Plc ............................         412,838
    12,540     MBT Financial Corp.(L) ..........................         241,395

                                                                          Value
    Shares                                                              (Note 2)
--------------------------------------------------------------------------------
        71     Mitsubishi Tokyo Financial Group, Inc. ..........        $603,042
     4,500     National Bank of Canada .........................         199,955
   114,000     National City Corp. .............................       3,889,680
   785,500     PT Bank Mandiri .................................         120,846
   255,000     Public Bank Berhad ..............................         449,605
    21,400     R & G Financial Corp ............................         378,566
    43,600     Royal Bank of Scotland Group Plc(R) .............       1,317,447
     8,000     Santander BanCorp ...............................         200,480
     3,600     Societe Generale ................................         366,711
    25,000     Standard Bank ...................................         242,367
    31,200     Standard Chartered Plc ..........................         570,353
       247     Sumitomo Mitsui Financial Group .................       1,672,082
    27,400     SunTrust Banks, Inc. ............................       1,979,376
    13,100     SVB Financial Group(b)(L) .......................         627,490
     4,000     Taylor Capital Group Inc.(L) ....................         157,000
    15,330     TriCo Bancshares(L) .............................         342,472
    30,000     Turkiye Garanti Bankasi AG(b) ...................         129,407
   115,000     U.S. Bancorp ....................................       3,358,000
       254     UFJ Holdings, Inc.(b) ...........................       1,325,138
    17,000     Unibanco - GDR ..................................         656,540
    39,400     Wells Fargo & Co. ...............................       2,426,252
     4,800     Wintrust Financial Corp.(L) .....................         251,280
     3,544     Yapi Ve Kredi Bankasi AS(b) .....................          13,559
                                                                     -----------
                                                                      54,982,129
                                                                     -----------
               BROADCASTING AND MEDIA (3.5%):
    14,800     Citadel Broadcasting Co.(b)(L) ..................         169,460
     6,000     CKX, Inc.(b)(L) .................................          77,190
    83,272     Comcast Corp. New Class A(b) ....................       2,556,450
     7,600     Comcast Corp. Special Class A(b) ................         227,620
    17,040     Cumulus Media, Inc.(b) ..........................         200,731
   247,500     DIRECTV Group, Inc.(b)(L) .......................       3,836,250
    13,600     Dreamworks Animation SKG, Inc.(b) ...............         356,320
    28,300     Gannett Co., Inc.(L) ............................       2,012,979
     8,800     Grupo Televisa ..................................         546,392
    27,178     Liberty Global Inc.(b)(L) .......................       1,268,397
   379,000     Liberty Media Corp.(b) ..........................       3,862,010
     8,300     Radio One, Inc.(b) ..............................         105,659
   650,650     Time Warner, Inc.(b) ............................      10,872,362
   148,000     Viacom, Inc., Class B ...........................       4,738,960
                                                                     -----------
                                                                      30,830,780
                                                                     -----------
               CHEMICALS (0.6%):
    10,100     Cad Potash Corporation of Saskatchewan ..........         964,635
    12,500     Dow Chemical Co. ................................         556,625
    20,900     E.I. du Pont de Nemours and Co. .................         898,909
    55,000     Lyondell Chemical Co.(L) ........................       1,453,100
     5,900     Nitto Denko Corp. ...............................         338,695
     2,700     Norsk Hydro ASA .................................         247,885
    50,000     Sumitomo Chemical Co. ...........................         230,165
     1,662     Syngenta AG .....................................         171,170
    10,500     Takeda Chemical Industries ......................         521,256
                                                                     -----------
                                                                       5,382,440
                                                                     -----------
               COMMERCIAL SERVICES (1.7%):
    15,569     Aaron Rents, Inc.(L) ............................         387,512
   139,200     Accenture Ltd.(b)(L) ............................       3,155,665
    14,000     Apollo Group, Inc., Class A(b) ..................       1,095,080
    16,400     Avocent Corp.(b) ................................         428,696
    10,390     CSG Systems International, Inc.(b) ..............         197,202
     7,420     Cyberoptics Corp.(b) ............................          96,460
    10,700     Education Management Corp.(b) ...................         360,911
    11,080     Gevity HR, Inc.(L) ..............................         221,932

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005

                                                                         Value
     Shares                                                             (Note 2)
--------------------------------------------------------------------------------
     4,100   Global Payments, Inc.(L) ...........................      $277,980
     6,900   Heidrick & Struggles Int'l., Inc.(b)(L) ............       179,952
    45,980   IKON Office Solutions, Inc. ........................       437,270
     6,600   ITT Educational Services, Inc.(b)(L) ...............       352,572
    17,390   John H. Harland Co.(L) .............................       660,820
     5,900   McGrath Rentcorp(L) ................................       139,830
    59,000   Pitney Bowes, Inc. .................................     2,569,450
     6,600   Pre-Paid Legal Services, Inc.(L) ...................       294,690
    14,500   Rent-Way, Inc.(b)(L) ...............................       142,680
     5,600   Robert Half International, Inc.(L) .................       139,832
     2,300   The Corporate Executive Board Co. ..................       180,159
    21,300   W.W. Grainger, Inc. ................................     1,167,027
    64,900   Xerox Corp.(b) .....................................       894,971
    39,700   XM Satellite Radio Hldgs, Inc., Class A (b)(L)......     1,336,302
                                                                     -----------
                                                                     14,716,993
                                                                     -----------
             COMPUTER SERVICES AND SOFTWARE (7.0%):
    55,940   Adobe Systems, Inc.(L) .............................     1,601,003
    32,900   Affiliated Computer Svcs, Inc., Class A(b)(L) ......     1,681,190
     4,620   ANSYS, Inc.(b)(L) ..................................       164,056
    39,900   Automatic Data Processing, Inc. ....................     1,674,603
     1,400   Avid Technology, Inc.(b) ...........................        74,592
   392,600   Cisco Systems, Inc.(b) .............................     7,502,586
     2,700   Dassault Systemes SA ...............................       130,898
   187,600   Dell, Inc.(b) ......................................     7,412,076
    22,300   DST Systems, Inc.(b)(L) ............................     1,043,640
    12,100   Earthlink, Inc.(b)(L) ..............................       104,786
     7,870   Epicor Software Corp.(b) ...........................       103,884
     1,300   F5 Networks, Inc.(a)(b) ............................        61,406
    11,000   GSI Commerce Inc.(b)(L) ............................       184,250
   103,000   Hewlett Packard Co. ................................     2,421,530
     3,600   Imation Corp.(L) ...................................       139,644
     4,200   Infosys Technologies Ltd.(L) .......................       325,374
     8,700   Infousa, Inc. ......................................       101,790
   101,600   International Business Machines Corp. ..............     7,538,720
    10,240   Intervideo, Inc.(b)(L) .............................       147,251
    10,900   Intervoice, Inc.(b)(L) .............................        94,067
     8,390   Komag, Inc.(b)(L) ..................................       238,024
    22,900   Lexmark International, Inc.(b) .....................     1,484,607
    12,100   Manhattan Associates, Inc.(b) ......................       232,441
    99,500   Maxtor Corp.(b)(L) .................................       517,400
    26,200   Mentor Graphics Corp.(b) ...........................       268,550
   489,400   Microsoft Corp. ....................................    12,156,696
     4,670   Microstrategy, Inc.(b)(L) ..........................       247,697
   373,800   Oracle Corp.(b) ....................................     4,934,160
    37,700   Parametric Technology Corp.(b) .....................       240,526
    30,000   Perot Systems Corp., Class A(b)(L) .................       426,600
     5,120   Progress Software Corp.(b)(L) ......................       154,368
    51,000   Red Hats, Inc.(b)(L) ...............................       668,100
     4,700   SAP AG .............................................       820,978
     2,400   SAP AG - ADR(L) ....................................       103,920
     8,300   SERENA Software, Inc.(b)(L) ........................       160,190
     4,965   SS&C Technologies, Inc.(L) .........................       157,291
    56,100   SunGard Data Systems(b) ............................     1,973,037
     7,370   Sybase, Inc.(b)(L) .................................       135,240
     8,700   Syntel, Inc.(L) ....................................       139,461
     6,300   Take-Two Interactive Software, Inc.(b)(L) ..........       160,335
     8,680   Transaction Systems Architects, Inc.(b) ............       213,788
     3,500   Trend Micro, Inc. ..................................       124,786
    11,300   Trident Microsystems(b)(L) .........................       256,397
    23,000   Trizetto Group, Inc.(b)(L) .........................       322,230

                                                                        Value
    Shares                                                            (Note 2)
--------------------------------------------------------------------------------
    35,730   United Online, Inc.(L) .............................      $388,028
    62,100   Veritas Software Corp.(b) ..........................     1,515,240
    16,400   Wipro, Ltd. - ADR(L) ...............................       342,104
    40,400   Xilinx, Inc.(L) ....................................     1,030,200
                                                                     -----------
                                                                     61,919,740
                                                                     -----------
             CONSTRUCTION AND BUILDING MATERIALS (2.3%):
    32,500   Bouygues SA ........................................     1,347,839
     3,100   Brookfield Homes Corp.(L) ..........................       141,360
    18,581   CRH Plc ............................................       489,435
   105,400   D. R. Horton, Inc. .................................     3,964,094
     4,310   Eagle Materials(L) .................................       399,063
     6,900   Granite Construction, Inc.(L) ......................       193,890
    55,100   Hovnanian Enterprises - A(b)(L) ....................     3,592,520
    33,000   Jacobs Engineering Group, Inc.(b) ..................     1,856,580
    37,100   Lafarge North America, Inc. ........................     2,316,524
     2,400   Lafarge SA .........................................       218,908
    24,800   Lennar Corp., Class A(L) ...........................     1,573,560
     3,500   Quanex Corp. .......................................       185,535
     6,740   Ryland Group, Inc. .................................       511,364
    41,000   Sekisui House Ltd. .................................       414,848
    18,330   Standard-Pacific Corp.(L) ..........................     1,612,124
    18,000   The Stanley Works ..................................       819,720
     6,200   WCI Communities, Inc.(b)(L) ........................       198,586
                                                                     -----------
                                                                     19,835,950
                                                                     -----------
             CONSUMER PRODUCTS (3.8%):
    60,309   Amcor Ltd. .........................................       307,901
    27,000   Cintas Corp.(L) ....................................     1,042,200
    39,200   General Mills, Inc. ................................     1,834,168
   123,800   Gillette Co. .......................................     6,267,994
    19,800   Herman Miller, Inc. ................................       610,632
    11,200   HNI Corp. ..........................................       572,880
    14,100   Industria de Diseno Textil, SA .....................       363,210
     8,490   K-Swiss, Inc.(L) ...................................       274,567
    75,200   Kimberly-Clark Corp. ...............................     4,706,768
     5,700   L'OREAL SA .........................................       409,509
   258,000   Li & Fung Ltd. .....................................       536,048
     3,400   Michelin ...........................................       207,227
    18,100   Nike, Inc., Class B ................................     1,567,460
    19,000   Nikon Corp .........................................       215,399
     7,570   Nu Skin Enterprises, Inc.(L) .......................       176,381
     8,200   Polo Ralph Lauren Corp. ............................       353,502
   175,100   Procter & Gamble Co.(L) ............................     9,236,524
    34,680   Sherwin-Williams Co. ...............................     1,633,081
     4,820   Stanley Furniture Co., Inc. ........................       118,379
    27,000   Timberland Co., Class A(b)(L) ......................     1,045,440
    21,520   Toro Co.(L) ........................................       830,887
     5,100   Tupperware Corp.(L) ................................       119,187
     3,700   UniFirst Corp. .....................................       149,998
     3,500   Unilever Plc .......................................       227,303
    10,700   Wolseley Plc .......................................       225,134
    23,000   Yakult Honsha Co., Ltd. ............................       415,200
                                                                     -----------
                                                                     33,446,979
                                                                     -----------
             DIVERSIFIED OPERATIONS (4.2%):
    59,800   3M Co. .............................................     4,323,540
     7,600   Acuity Brands, Inc.(L) .............................       195,244
    44,480   Brambles Industries Ltd. ...........................       276,911
   122,400   Cendant Corp. ......................................     2,738,088
   165,928   First Data Corp. ...................................     6,660,350
   339,600   General Electric Co. ...............................    11,767,140
     4,940   Harsco Corp. .......................................       269,477

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005


                                                                         Value
     Shares                                                            (Note 2)
--------------------------------------------------------------------------------
     4,400   Lincoln Educational Services(b)(L) .................       $89,100
    45,100   Mitsubishi Corp. ...................................       613,871
    23,000   Mitsui & Co. .......................................       217,980
     3,300   Shin-Etsu Chemical Co., Ltd. .......................       125,399
    99,000   Sumitomo Corp. .....................................       794,395
    22,900   Teleflex, Inc.(L) ..................................     1,359,573
   131,000   Thermo Electron Corp.(b) ...........................     3,519,970
   127,500   Tyco International Ltd. ............................     3,723,000
     6,803   Wesfarmers Ltd. ....................................       207,407
                                                                     -----------
                                                                     36,881,445
                                                                     -----------
             ELECTRONICS (4.0%):
     4,100   Ade Corp.(b)(L) ....................................       115,005
     9,700   Advantest Corp. ....................................       717,059
    21,199   Agere Systems Inc.(b)(L) ...........................       254,388
    42,600   Altera Corp.(b) ....................................       844,332
    28,200   Ameren Corp. .......................................     1,559,460
    21,400   Amis Holdings, Inc.(b)(L) ..........................       285,476
    24,300   Amkor Technologies, Inc.(b)(L) .....................       109,350
    92,100   Amphenol Corp., Class A ............................     3,699,657
    12,600   ASML Holding N.V.(b) ...............................       198,586
     3,610   Bel Fuse, Inc., Class B(L) .........................       110,322
     5,000   Cabot Microelectronics Corp.(b)(L) .................       144,950
    66,000   Conexant Systems, Inc.(b) ..........................       106,260
    22,680   Cree Research, Inc.(b)(L) ..........................       577,660
    13,440   Diodes, Inc.(b) ....................................       419,328
    68,900   Emerson Electric Co. ...............................     4,315,206
    30,500   Fairchild Semiconductor Int'l., Inc.(b)(L) .........       449,875
     7,800   Fanuc Co Ltd. ......................................       496,344
   185,500   Flextronics International Ltd.(b) ..................     2,450,455
     3,600   FLIR Systems, Inc.(b)(L) ...........................       107,424
   112,500   Freescale Semicondutor Inc., Class A(b)(L) .........     2,363,625
     3,000   Hirose Electric Co. Ltd. ...........................       330,626
    64,549   Hon Hai Precision Industry Co. Ltd. ................       671,716
    10,000   Hubbell, Inc., Class B .............................       441,000
    23,700   Infineon Technologies AG(b) ........................       222,340
    27,600   Intersil Corp., Class A ............................       518,052
       800   Keyence Corp. ......................................       179,511
   104,800   Lam Research Corp.(b) ..............................     3,032,912
    29,100   Lattice Semiconductor Corp.(b) .....................       129,204
    27,690   MEMC Electronic Materials, Inc.(b)(L) ..............       436,671
    10,100   Methode Electronics, Inc. ..........................       119,887
    20,600   Micrel, Inc.(b) ....................................       237,312
     6,470   MTS Systems Corp. ..................................       217,263
     7,200   Multi-Fineline Electronix Inc.(b)(L) ...............       132,480
     3,700   Murata Manufacturing Co. Ltd. ......................       188,690
    35,000   NEC Corp. ..........................................       189,548
    11,000   Nippon Electric Glass Co., Ltd. ....................       166,405
       107   Nippon Telegraph & Telephone Corp. .................       458,751
    18,500   Novellus Systems, Inc.(b) ..........................       457,135
    13,600   Omnivision Technologies, Inc.(b)(L) ................       184,824
     7,300   Omron Corp. ........................................       161,102
   101,200   On Semiconductor Corp.(b) ..........................       465,520
     6,300   Photronics, Inc.(b) ................................       147,042
    11,200   Pixelworks, Inc.(b)(L) .............................        96,096
    13,100   Power-One, Inc.(b)(L) ..............................        82,661
     5,200   Rohm Co. Ltd. ......................................       502,211
     9,604   Samsung Electronics - GDR ..........................     2,295,356
     8,900   Sigmatel, Inc.(b) ..................................       152,724
     8,200   Sony Corp. .........................................       282,733
    13,100   STMicroelectronics NV ..............................       210,272

                                                                       Value
    Shares                                                            (Note 2)
--------------------------------------------------------------------------------
     5,500   Synopsis, Inc.(b) ..................................       $91,685
   138,820   Taiwan Semiconductor ADR ...........................     1,266,034
     3,600   TDK Corp. ..........................................       245,654
    47,700   Teradyne, Inc.(b)(L) ...............................       570,969
    11,700   Tokyo Electron Ltd. ................................       619,903
     2,400   Veeco Instruments, Inc.(b)(L) ......................        39,072
                                                                     -----------
                                                                     34,868,123
                                                                     -----------
             ENERGY (3.3%):
    85,600   American Electric Power Co., Inc. ..................     3,156,072
    10,800   Chubu Electric Power Co., Inc. .....................       259,301
   197,500   El Paso Corp.(L) ...................................     2,275,200
     6,400   Empire District Electric Co.(L) ....................       153,344
    14,160   Energy Partners Ltd.(b)(L) .........................       371,134
   108,774   Exelon Corp. .......................................     5,583,368
    32,000   Great Plains Energy, Inc. ..........................     1,020,480
     6,400   Headwaters, Inc.(b)(L) .............................       220,032
    11,900   Iberdrola SA .......................................       314,318
    17,100   Kansai Electric Power, Inc. ........................       344,192
   102,070   Korea Electric Power Corp. .........................     1,599,437
    17,900   Oklahoma Gas & Electric Co.(L) .....................       518,026
    24,400   Pepco Holdings, Inc. ...............................       584,136
    11,000   Scottish & Southern Energy Plc .....................       199,706
    89,140   Sierra Pacific Resources(b)(L) .....................     1,109,793
     2,500   Tohoku Electric Power Co., Inc. ....................        53,367
    65,000   Tokyo Gas Ltd. .....................................       243,479
     3,100   UIL Holdings Corp.(L) ..............................       166,811
    60,800   Valero Energy(L) ...................................     4,809,888
    10,100   Veba AG ............................................       900,821
    13,330   Westar Energy, Inc. ................................       320,320
   140,500   Williams Co., Inc. .................................     2,669,500
   107,200   Xcel Energy, Inc.(L) ...............................     2,092,544
                                                                     -----------
                                                                     28,965,269
                                                                     -----------
             ENTERTAINMENT AND LEISURE (0.1%):
    23,800   Regal Entertainment Group(L) .......................       449,344
    27,000   The Walt Disney Co. ................................       679,860
                                                                     -----------
                                                                      1,129,204
                                                                     -----------
             FINANCIAL SERVICES (7.6%):
     3,200   Accredited Home Lenders(b)(L) ......................       140,800
    10,900   Advance America Cash Advance(L) ....................       174,400
    12,010   Advanta, Class B(L) ................................       338,202
     2,100   Affiliated Managers Group, Inc.(b) .................       143,493
     2,760   AIFUL Corp. ........................................       206,022
    47,500   Ambac Financial Group, Inc. ........................     3,313,600
     7,460   American Capital Strategies(L) .....................       269,381
     6,450   American Home Mrtg. Investment Corp.(L) ............       225,492
    13,000   Ares Capital Corp. .................................       231,790
    18,220   Bay View Capital Corp. .............................       281,863
    35,200   BISYS Group, Inc.(b)(c) ............................       525,888
     6,300   Calamos Asset Management ...........................       171,612
    57,700   Capital One Financial Corp. ........................     4,616,577
    19,300   CapitalSource Inc.(b)(L) ...........................       378,859
     6,200   Certegy, Inc. ......................................       236,964
    24,540   Charter Municipal Mortgage Acceptance(L) ...........       538,898
    14,600   Checkfree Corp.(b) .................................       497,276
    20,700   CIT Group, Inc. ....................................       889,479
   304,676   Citigroup, Inc. ....................................    14,085,170
    95,000   Commerce Assets Holdings ...........................       126,250
     9,320   CompuCredit Corp.(b)(L) ............................       319,490
   124,298   Countrywide Credit Industries, Inc. ................     4,799,146
     4,353   Deutsche Boerse AG .................................       340,399



                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005


                                                                        Value
Shares                                                                 (Note 2)
--------------------------------------------------------------------------------
    83,300   E*TRADE Financial Corp.(b) .........................    $1,165,367
    37,300   Equifax, Inc. ......................................     1,331,983
     7,900   Euronext NV ........................................       267,669
    60,000   Federal Home Loan Mortgage Corp. ...................     3,913,800
    23,036   Fidelity National Financial, Inc. ..................       822,155
    19,000   Friedman, Billings, Ramsey Group, Inc.(L) ..........       271,700
    45,000   Fubon Financial Holding Co., Ltd.(R) ...............       438,395
    49,800   Goldman Sachs Group, Inc. ..........................     5,080,596
    61,100   HBOS Plc ...........................................       942,283
     4,300   Huron Consulting Group, Inc.(b) ....................       101,265
    28,279   ING Groep NV .......................................       800,000
    25,000   Lazard Ltd., Class A(b)(L) .........................       581,250
    41,100   Lehman Brothers Holdings, Inc. .....................     4,080,408
    61,600   MBIA, Inc.(L) ......................................     3,653,496
   293,900   MBNA Corp. .........................................     7,688,423
     5,390   Novastar Financial, Inc.(L) ........................       211,019
     6,900   ORIX Corp. .........................................     1,036,339
    52,700   Paychex, Inc. ......................................     1,714,858
     7,400   SEI Investments Co. ................................       276,390
     8,100   SWS Group, Inc. ....................................       139,158
     8,305   UBS AG .............................................       648,473
                                                                     -----------
                                                                     68,016,078
                                                                     -----------
             FOOD AND BEVERAGES (2.8%):
    31,900   Aramark Corp. ......................................       842,160
   163,100   Archer-Daniels-Midland Co. .........................     3,487,078
     3,800   Carrefour SA .......................................       184,457
    30,800   Coca-Cola Co. ......................................     1,285,900
     8,600   Groupe Danone ......................................       756,833
    24,200   Hormel Foods Corp. .................................       709,786
     9,700   Koninklijke Numico NV(b) ...........................       388,423
    88,900   Kraft Foods, Inc., Class A(L) ......................     2,827,909
     5,760   Nash Finch Co.(L) ..................................       211,622
     4,842   Nestle SA ..........................................     1,240,084
    14,300   PepsiAmericas, Inc. ................................       366,938
   129,100   PepsiCo, Inc. ......................................     6,962,364
    10,920   Ruddick Corp.(L) ...................................       278,788
    54,700   SUPERVALU, Inc. ....................................     1,783,767
    52,300   Sysco Corp. ........................................     1,892,737
   117,700   Unilever Plc .......................................     1,135,929
    45,132   Woolworths Ltd. ....................................       567,787
                                                                     -----------
                                                                     24,922,562
                                                                     -----------
             FOREST AND PAPER PRODUCTS(0.9%):
    27,800   Abitibi-Consolidated, Inc. .........................       123,959
    93,500   Georgia Pacific Corp. ..............................     2,973,300
    13,730   Glatfelter(L) ......................................       170,252
    14,500   Meadwestvaco Corp.(L) ..............................       406,580
     4,900   Svenska Cellusoa AB, B Shares ......................       156,916
    11,100   Upm-Kymmene Oyj ....................................       213,239
    60,100   Weyerhaeuser Co. ...................................     3,825,366
                                                                     -----------
                                                                      7,869,612
                                                                     -----------
             HEALTH SERVICES (3.7%):
    39,500   Aetna, Inc. ........................................     3,271,390
    43,500   AFLAC, Inc. ........................................     1,882,680
     8,480   Allscripts Healthcare Solution, Inc.(b)(L) .........       140,853
     4,000   American Healthways, Inc.(b)(L) ....................       169,080
     1,500   AMERIGROUP Corp.(b) ................................        60,300
    22,100   Coventry Health Care, Inc.(b) ......................     1,563,575
    50,600   Express Scripts, Inc., Class A(b) ..................     2,528,988
     4,160   Genesis Healthcare(b) ..............................       192,525
    49,300   HCA, Inc. ..........................................     2,793,831

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
    68,700   Health Management Assoc., Inc., Class A(L) .........    $1,798,566
    77,400   Humana, Inc.(b) ....................................     3,075,876
    14,100   IDX Systems Corp.(b) ...............................       424,974
     2,500   Lifepoint Hospitals, Inc.(b) .......................       126,300
     6,300   Manor Care, Inc. ...................................       250,299
    61,900   McKesson Corp. .....................................     2,772,501
     3,320   Molina Heathcare, Inc.(b)(L) .......................       146,943
    49,800   PacifiCare Health Systems, Inc.(b) .................     3,558,210
     4,350   PolyMedica Corp. ...................................       155,121
    40,800   Quest Diagnostics, Inc. ............................     2,173,416
     6,980   Rehabcare Group, Inc.(b) ...........................       186,575
     2,800   Sierra Health Services, Inc.(b)(L) .................       200,088
    39,200   Stryker Corp. ......................................     1,864,352
     9,500   Triad Hospitals, Inc.(b)(L) ........................       519,080
     2,900   Universal Health Services, Inc., Class B ...........       180,322
    55,600   Varian Medical Systems, Inc.(b)(L) .................     2,075,548
                                                                     -----------
                                                                     32,111,393
                                                                     -----------
             HOTELS AND OTHER LODGING PLACES (0.1%):
     8,400   Accor SA ...........................................       394,223
   156,000   Shangri-La Asia Ltd. ...............................       240,834
                                                                     -----------
                                                                        635,057
                                                                     -----------
             INSURANCE (7.1%):
    27,200   Ace Ltd. ...........................................     1,219,920
    47,809   Aegon NV ...........................................       619,821
     5,100   Allianz AG .........................................       587,725
    60,900   Allstate Corp. .....................................     3,638,775
    15,200   American Equity Invstmnt Life Hldng Co.(L) .........       180,576
    76,679   American International Group, Inc. .................     4,455,050
   120,000   Aon Corp.(L) .......................................     3,004,800
     5,590   Arch Capital Group Ltd.(b) .........................       251,830
     9,500   Aspen Insurance Holdings Ltd. ......................       261,820
     9,200   Axa ................................................       230,195
        48   Berkshire Hathaway, Inc., Class A(b) ...............     4,008,000
    14,885   Cathay Financial Holding Co., Ltd. .................       299,635
     7,900   China Life Insurance Co. - ADR(b) ..................       215,670
    41,000   Chubb Corp. ........................................     3,510,010
    80,300   CIGNA Corp. ........................................     8,594,508
     5,000   Everest Re Group, Ltd. .............................       465,000
   119,000   Genworth Financial, Inc., Class A ..................     3,597,370
    58,500   Hartford Financial Services Group, Inc. ............     4,374,630
    54,200   Insurance Australia Group Ltd. .....................       248,215
        43   Millea Holdings, Inc. ..............................       578,301
    44,000   Mitsui Marine and Fire .............................       396,751
    32,300   Montpelier RE Holdings Ltd.(L) .....................     1,116,934
    34,800   Old Republic International Corp. ...................       880,092
    12,400   Phoenix Companies Inc.(L) ..........................       147,560
    12,300   Platinum Underwriter Holdings Ltd. .................       391,386
    61,700   Promina Group Ltd. .................................       221,442
    19,904   QBE Insurance Group Ltd. ...........................       243,124
    36,200   Reinsurance Group of America, Inc. .................     1,683,662
     3,660   Selective Insurance Group, Inc.(L) .................       181,353
    95,939   St. Paul Cos., Inc. ................................     3,792,469
     9,439   Swiss Re ...........................................       580,771
     5,090   United Fire & Casualty Co.(L) ......................       226,098
   293,900   UnumProvident Corp.(L) .............................     5,384,248
    89,800   Wellpoint, Inc.(b) .................................     6,253,672
    29,300   Yasuda F & M Insurance .............................       296,200
                                                                     -----------
                                                                     62,137,613
                                                                     -----------
             INTERNET SERVICES (0.3%):
    17,700   Asiainfo Holdings, Inc.(b)(L) ......................        97,527


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005


                                                                         Value
Shares                                                                 (Note 2)
--------------------------------------------------------------------------------
    13,000   CNET Networks, Inc.(b)(L) ..........................      $152,620
     8,100   InfoSpace, Inc.(b)(L) ..............................       266,733
    15,400   Ipass, Inc.(b)(L) ..................................        93,324
     4,050   j2 Global Communications, Inc.(b)(L) ...............       139,482
     4,500   Netease.com Inc.- ADR(b)(L) ........................       256,995
    20,200   Openwave Systems, Inc.(b)(L) .......................       331,280
     9,200   Softbank Corp. .....................................       361,224
    10,390   WebEx Communications, Inc.(b)(L) ...................       274,400
       112   Yahoo Japan Corp. ..................................       235,545
                                                                     -----------
                                                                      2,209,130
                                                                     -----------
             MACHINERY AND EQUIPMENT (1.2%):
     3,160   Albany International Corp., Class A(L) .............       101,468
    17,100   Atlas Copca AB, A Shares ...........................       271,613
    37,500   Caterpillar, Inc. ..................................     3,574,125
    12,000   Eaton Corp. ........................................       718,800
    29,200   Fastenal Co.(L) ....................................     1,788,792
    10,150   Graco, Inc.(L) .....................................       345,811
    17,300   Lennox International, Inc.(L) ......................       366,241
     2,600   NIDEC Corp. ........................................       275,512
    11,200   Schneider SA .......................................       845,321
     3,400   SMC Corp. ..........................................       371,333
     8,500   Stewart & Stevenson Services, Inc. .................       192,610
    31,600   Zebra Technologies Corp., Class A(b) ...............     1,383,764
                                                                     -----------
                                                                     10,235,390
                                                                     -----------
             MANUFACTURING (1.2%):
    13,100   Assa Abloy AB Class B ..............................       168,644
     6,100   Cummins, Inc.(L) ...................................       455,121
    27,300   FEI Co.(b)(L) ......................................       622,713
     2,300   Greif Brothers Co., Class A ........................       140,530
     4,700   Griffon Corp.(b)(L) ................................       104,340
     3,200   Hexcel Corp.(b)(L) .................................        54,144
    16,700   Illinois Tool Works, Inc. ..........................     1,330,656
    36,000   Ingersoll-Rand Co. .................................     2,568,600
    10,000   INI Steel Co.(b) ...................................       136,913
    10,000   Kao Corp. ..........................................       236,032
     6,900   Moog, Inc.(b)(L) ...................................       217,281
     1,800   NACCO Industries, Inc. .............................       192,996
    47,400   Parker Hannifin Corp. ..............................     2,939,273
    13,500   Siemens AG .........................................       987,048
     5,100   Standex International Corp.(L) .....................       144,891
                                                                     -----------
                                                                     10,299,182
                                                                     -----------
             MEDICAL PRODUCTS (4.6%):
    96,000   Amgen, Inc.(b) .....................................     5,804,160
     9,050   Applera Corp.-Celera Genomics Grp.(b)(L) ...........        99,279
    79,000   Baxter International, Inc. .........................     2,930,900
    29,400   Beckman Coulter, Inc.(L) ...........................     1,868,958
    36,500   Biomet, Inc. .......................................     1,264,360
     2,700   Biosite Diagnostics, Inc.(b) .......................       148,473
    19,100   Cerner Corp.(b)(L) .................................     1,298,227
     5,200   Cooper Cos., Inc. ..................................       316,472
    40,500   Depomed, Inc.(b) ...................................       176,985
    29,100   Diagnostic Products Corp.(L) .......................     1,377,303
    24,300   Edwards Lifesciences Corp.(b)(L) ...................     1,045,386
    15,210   Exelixis, Inc.(b)(L) ...............................       113,010
    46,800   Forest Laboratories, Inc., Class A(b) ..............     1,818,180
    10,100   Genentech, Inc.(b)(L) ..............................       810,828
    64,864   Genzyme Corp.(b) ...................................     3,897,678
     8,010   Haemonetics Corp.(b) ...............................       325,526
     2,600   Henry Schein, Inc.(b)(L) ...........................       107,952
     2,200   Hoya Corp. .........................................       254,175

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
     1,100   INAMED Corp.(b) ....................................       $73,667
    97,200   Johnson & Johnson, Inc. ............................     6,317,999
    58,500   Laboratory Corp. of America Holdings(b) ............     2,919,150
     4,240   Landauer, Inc.(L) ..................................       220,098
     6,870   Medical Action Industries(b) .......................       122,630
    23,400   Medtronic, Inc. ....................................     1,211,886
     3,000   Millipore Corp.(b) .................................       170,190
    27,000   Patterson Co., Inc.(b)(L) ..........................     1,217,160
    17,660   Per-Se Technologies, Inc.(b)(L) ....................       371,213
    34,300   Sanofi -Synthelabo SA ..............................     2,819,235
     3,300   Syneron Medical, Ltd.(b)(L) ........................       120,747
    20,380   Zeneca Group Plc ...................................       844,099
                                                                     -----------
                                                                     40,065,926
                                                                     -----------
             METALS AND MINING (0.9%):
    11,900   Alcan, Inc. ........................................       357,437
     6,600   Anglo American Plc .................................       154,836
    14,023   Broken Hill Proprietary Co. Ltd. ...................       193,942
    17,600   Cameco Corp. .......................................       785,496
     4,890   Carpenter Technology Corp. .........................       253,302
    10,800   Century Aluminum Co.(b)(L) .........................       220,320
    10,440   Commercial Metals Co. ..............................       248,681
    18,000   Companhia Vale do Rio Doce - ADR(L) ................       492,120
    13,300   Inco Ltd.(L) .......................................       502,075
     3,120   Kennametal, Inc. ...................................       143,052
     4,500   Lawson Products, Inc. ..............................       174,690
     3,900   Mining and Metallurgical Company
             Norilsk Nickel .....................................       236,340
     4,800   Mueller Industries, Inc. ...........................       130,080
    14,563   Noranda, Inc. ......................................       249,991
     7,010   NS Group, Inc.(b)(L) ...............................       227,895
    37,500   Repsol Ypf S.A .....................................       960,537
     3,000   Schnitzer Steel Industries, Inc.(L) ................        71,100
    25,400   Southern Peru Copper Corp. .........................     1,088,137
    25,300   Steel Dynamics, Inc.(L) ............................       664,125
    17,600   Xstrata Plc ........................................       339,717
                                                                     -----------
                                                                      7,493,873
                                                                     -----------
             OIL AND GAS (6.0%):
    26,146   Billiton Plc .......................................       333,637
    17,800   Chesapeake Energy Corp.(L) .........................       405,840
   131,822   ChevronTexaco Corp. ................................     7,371,486
   135,738   ConocoPhillips .....................................     7,803,578
    77,180   Devon Energy Corp. .................................     3,911,482
     9,650   Eni SpA ............................................       248,931
   216,300   Exxon Mobil Corp. ..................................    12,430,760
     4,600   Frontier Oil Corp.(L) ..............................       135,010
     2,900   Kaneb Services, LLC ................................       125,512
    15,461   Kerr-McGee Corp.(L) ................................     1,179,829
     3,277   L'Air Liquide ......................................       558,927
    32,000   Meridian Resource Corp.(b) .........................       152,960
    62,900   Occidental Petroleum Corp. .........................     4,838,897
     2,500   Patterson-UTI Energy, Inc. .........................        69,575
    13,400   Petroleo Brasileiro SA - ADR .......................       662,002
    45,800   Royal Dutch Petroleum ..............................     2,993,826
    56,000   Royal Dutch Petroleum - New York Shares - ADR ......     3,634,400
    44,500   Sasol Ltd. .........................................     1,206,490
    18,200   Shell Transportation & Trading Co. Plc .............       177,036
     7,160   Stone Energy Corp.(b) ..............................       350,124
     5,900   Suncor Energy, Inc. ................................       279,076
     4,000   Swift Energy Co.(b)(L) .............................       143,280
     6,420   Tesoro Petroleum Corp. .............................       298,658

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005


                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
     1,000   Total SA, Class B ..................................      $235,202
     9,400   Ultra Petroleum Corp.(b)(L) ........................       285,384
    23,900   Unocal Corp. .......................................     1,554,695
    19,870   Vintage Petroleum, Inc. ............................       605,439
    23,000   Xto Energy, Inc. ...................................       781,770
     5,400   YUKOS - ADR(b)(L) ..................................        12,312
                                                                     -----------
                                                                     52,786,118
                                                                     -----------
             PHARMACEUTICALS (6.0%):
   148,300   Abbott Laboratories ................................     7,268,183
    63,710   Abgenix, Inc.(b)(L) ................................       546,632
    28,800   Amylin Pharmaceuticals(b)(L) .......................       602,784
    16,200   Array Biopharma, Inc.(b)(L) ........................       102,060
    19,670   Astrazeneca Plc ....................................       817,620
    11,500   Barr Pharmaceuticals, Inc.(b) ......................       560,510
     5,000   Bayer AG ...........................................       167,171
    48,540   Cephalon, Inc.(b)(L) ...............................     1,932,377
    96,500   Chiron Corp.(b)(L) .................................     3,366,885
    42,800   Cubist Pharmaceuticals, Inc.(b)(L) .................       563,676
    22,650   CV Therapeutics, Inc.(b)(L) ........................       507,813
    46,500   Dendreon Corp.(b)(L) ...............................       243,195
     5,000   Eli Lilly & Co. ....................................       278,550
    13,360   Encysive Pharmaceuticals, Inc.(b) ..................       144,422
    23,000   Endo Pharmaceuticals Holdings, Inc.(b) .............       604,440
    92,100   Gilead Sciences, Inc.(b) ...........................     4,051,479
    77,500   Hospira, Inc.(b) ...................................     3,022,500
    62,900   Human Genome Sciences, Inc.(b)(L) ..................       728,382
    26,500   ICOS Corp.(b)(L) ...................................       561,005
    48,800   Incyte Pharmaceutical, Inc.(b)(L) ..................       348,920
   120,500   King Pharmaceuticals, Inc.(b) ......................     1,255,610
    54,700   Ligand Pharmaceutical, Class B(b) ..................       380,165
    40,308   Medco Health Solutions, Inc.(b) ....................     2,150,835
   120,400   Millennium Pharmaceuticals, Inc.(b) ................     1,116,108
     6,600   Neurocrine Biosciences, Inc.(b)(L) .................       277,596
    13,300   Neurogen Corp.(b)(L) ...............................        90,706
    45,761   Novartis AG ........................................     2,181,392
     4,100   Novo Nordisk A/S, Class B ..........................       208,851
    19,080   NPS Pharmaceuticals, Inc.(b)(L) ....................       216,558
   328,315   Pfizer, Inc. .......................................     9,054,928
     6,000   PRA International(b) ...............................       160,680
    19,660   Regeneron Pharmaceuticals, Inc.(b) .................       164,947
     7,200   Rigel Pharmaceuticals, Inc.(b)(L) ..................       143,424
     4,067   Roche Holding AG ...................................       515,083
    29,900   Sankyo Co. .........................................       574,844
       667   Sanofi -Aventis ....................................        54,904
     8,000   Teva Pharmaceutical SP - ADR .......................       249,120
    31,200   Trimeris, Inc.(b)(L) ...............................       311,376
     6,100   UCB SA .............................................       296,767
   109,500   Watson Pharmaceutical, Inc.(b) .....................     3,236,820
    66,100   Wyeth ..............................................     2,941,450
    17,380   Zymogenetics, Inc.(b)(L) ...........................       305,888
                                                                     -----------
                                                                     52,306,656
                                                                     -----------
             PRINTING AND PUBLISHING (0.7%):
     5,570   Advo, Inc.(L) ......................................       177,405
    28,000   Dex Media, Inc. ....................................       683,480
    65,000   McGraw-Hill Companies, Inc. ........................     2,876,250
    74,100   Pearson Plc ........................................       873,179
     9,700   Reed Elsevier NV ...................................       135,267
    69,800   Reed International Plc .............................       668,640
     7,500   Schibsted ASA ......................................       206,570
     3,100   Thomson Corp. ......................................       103,848
                                                                     -----------

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
     9,600   Thomson Corp. ......................................      $322,656
    14,289   VNU NV .............................................       399,040
                                                                     -----------
                                                                      6,446,335
                                                                     -----------
             REAL ESTATE (1.5%):
    16,100   Aames Investment Corp. .............................       156,492
   171,000   Amoy Properties Ltd. ...............................       251,891
    20,460   Anthracite Capital, Inc.(L) ........................       242,451
    12,190   Arbor Realty Trust, Inc. ...........................       349,853
    51,500   Archston-Smith Trust ...............................     1,988,930
    32,800   Ashford Hospitality Trust(L) .......................       354,240
    23,600   Boston Properties, Inc. ............................     1,652,000
     9,700   Diamondrock Hospitality Co. ........................       109,610
    12,200   Equity One, Inc. ...................................       276,940
     8,100   GMH Communities Trust ..............................       112,185
     4,500   Highwoods Properties, Inc.(L) ......................       133,920
    22,100   Homebanc Corp.(L) ..................................       200,889
    33,690   IndyMac Mortgage Holdings, Inc. ....................     1,372,194
    41,000   iStar Financial, Inc. ..............................     1,705,190
    86,000   Mitsubishi Estate Co. ..............................       947,793
    26,000   Mitsui Fudosan .....................................       292,174
    10,900   Omega Healthcare Investors, Inc. ...................       140,174
    23,300   Pulte Homes, Inc. ..................................     1,963,025
     4,710   Redwood Trust, Inc. ................................       243,036
     9,700   Saxon Reit Inc. ....................................       165,579
    16,000   Sun Hung Kai Properties ............................       157,983
    18,875   Technical Olympic USA(L) ...........................       458,285
                                                                     -----------
                                                                     13,274,834
                                                                     -----------
             RESTAURANTS (1.0%):
    11,205   CEC Entertainment, Inc.(b)(L) ......................       471,618
    48,300   Cheesecake Factory, Inc.(b) ........................     1,677,459
    10,400   CKE Restaurants, Inc.(L) ...........................       144,768
   230,200   McDonald's Corp. ...................................     6,388,050
     1,300   P.F. Chang's China Bistro, Inc.(b)(L) ..............        76,674
     5,600   Panera Bread Co., Class A(b)(L) ....................       347,676
                                                                     -----------
                                                                      9,106,245
                                                                     -----------
             RETAIL (3.4%):
    43,700   Abercrombie & Fitch Co., Class A(L) ................     3,002,190
     2,800   AnnTaylor Stores Corp.(b) ..........................        67,984
    16,700   Autozone, Inc.(b) ..................................     1,544,082
    48,300   Bed Bath & Beyond, Inc.(b) .........................     2,017,974
    89,300   Blockbuster, Inc.(L) ...............................       814,416
     4,600   Burlington Coat Factory Warehouse(L) ...............       196,144
    14,605   Cato Corp. .........................................       301,593
     4,900   Cawachi, Ltd. ......................................       207,428
    46,600   Claire's Stores, Inc. ..............................     1,120,730
     1,400   Columbia Sportswear Co.(b)(L) ......................        69,146
    92,000   Dollar General Corp. ...............................     1,873,120
    13,000   Dollar Tree Stores, Inc.(b)(L) .....................       312,000
     9,000   DSW Inc.(b) ........................................       224,550
    30,200   Esprit Asia Holdings Ltd.(R) .......................       218,545
     2,300   Fast Retailing Co., Ltd. ...........................       119,578
     7,300   Finish Line, Class A(L) ............................       138,116
    15,580   Gamestop Corp.(b)(L) ...............................       509,622
    12,300   Genesco, Inc.(b)(L) ................................       456,207
    11,200   Home Depot, Inc. ...................................       435,680
    53,100   Jusco Ltd. .........................................       810,471
     3,300   Longs Drug Stores Corp.(L) .........................       142,065
    33,800   Lowe's Cos., Inc.(L) ...............................     1,967,836
    11,700   Massmart Holdings Ltd. .............................        78,549
    42,300   Michaels Stores, Inc.(L) ...........................     1,749,951

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2005

                                                                        Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
     8,120   Movie Gallery, Inc.(L) .............................      $214,612
     6,300   New York & Co.(b) ..................................       132,678
     3,900   Pantry, Inc.(b) ....................................       151,047
    11,600   Sears Holding Corp.(b) .............................     1,738,492
     2,000   Shimamura Co. Ltd. .................................       168,968
     3,800   Shopko Stores, Inc.(b) .............................        92,378
    10,900   Stride Rite Corp. ..................................       150,311
    29,400   TJX Co., Inc. ......................................       715,890
     6,700   Urban Outfitters, Inc.(b)(L) .......................       379,823
    58,500   Wal-Mart Stores, Inc. ..............................     2,819,700
    43,000   Walgreen Co. .......................................     1,977,570
   156,406   Walmart De Mexico SA ...............................       634,749
    18,400   Whole Foods Market, Inc.(L) ........................     2,176,720
     7,900   Williams-Sonoma, Inc.(b)(L) ........................       312,603
                                                                     -----------
                                                                     30,043,518
                                                                     -----------
             TECHNOLOGY (3.2%):
   119,500   Agilent Technologies, Inc.(b) ......................     2,750,890
    32,500   Aquantive, Inc.(b)(L) ..............................       575,900
    23,000   ATI Technologies, Inc.(b)(L) .......................       272,550
    24,800   Axcelis Technologies, Inc.(b) ......................       170,128
    40,300   Brooks Automation, Inc.(b) .........................       598,455
     6,900   Canon, Inc. ........................................       363,715
    13,100   Dolby Laboratories, Inc., Class A(b) ...............       288,986
    16,600   Emulex Corp.(b)(L) .................................       303,116
    13,100   eResearch Technology, Inc.(b)(L) ...................       175,409
    35,900   Genesis Microchip, Inc.(b)(L) ......................       662,714
    16,400   Hitachi High Technology Corp. ......................       250,611
    10,500   Hutchinson Technology, Inc.(b)(L) ..................       404,355
   410,500   Intel Corp. ........................................    10,697,630
    41,200   Linear Technology Corp. ............................     1,511,628
    15,300   Mykrolis Corp.(b)(L) ...............................       217,413
    12,700   Plantronics, Inc.(L) ...............................       461,772
    95,900   RF Micro Devices, Inc.(b)(L) .......................       520,737
   252,100   Texas Instruments, Inc.(L) .........................     7,076,447
    73,950   Western Digital Corp.(b) ...........................       992,409
                                                                     -----------
                                                                     28,294,865
                                                                     -----------
             TELECOMMUNICATIONS (4.3%):
    24,300   America Movil ......................................     1,448,523
    23,750   Aspect Communications Corp.(b) .....................       266,713
   102,100   Avaya, Inc.(b) .....................................       849,472
   130,600   CenturyTel, Inc.(L) ................................     4,522,679
     8,300   Ditech Communications Corp.(b)(L) ..................        53,867
     6,800   Ericsson - ADR(L) ..................................       217,260
   198,000   Hutchison Telecommunications
             International, Ltd.(b) .............................       196,140
     9,900   Inphonic, Inc.(b)(L) ...............................       152,262
   130,300   Koninklijke(Royal) KPN NV ..........................     1,094,640
    35,500   Korea Telecom Corp. ................................       763,250
    62,800   Magyar Telekom .....................................       268,573
   215,900   Motorola, Inc. .....................................     3,942,335
    81,800   Nextel Communications, Inc, Class A(b) .............     2,642,958
    52,100   Nextel Partners, Inc., Class A(b) ..................     1,311,357
    13,300   Nokia Oyj - Class A ................................       222,981
    70,500   Polycom, Inc.(b) ...................................     1,051,155
    16,600   Portugal Telecom, SGPS, SA .........................       157,540
    46,730   Premiere Global Services, Inc.(b)(L) ...............       527,582
 1,309,500   PT Telekomunikasi Indonesia ........................       671,538
    40,900   Qualcomm, Inc. .....................................     1,350,109
    36,760   Rural Cellular Corp.(b) ............................       192,990
    28,700   SBC Communications, Inc. ...........................       681,625
    33,700   Scientific-Atlanta, Inc. ...........................     1,121,199
   398,500   Singapore Telecommunications Ltd.(b)(R) ............       654,324


                                                                         Value
    Shares                                                             (Note 2)
--------------------------------------------------------------------------------
    17,700   Societe Europeenne Satellite .......................      $259,254
   151,200   Sprint Corp.(L) ....................................     3,793,608
     2,077   Swisscom AG ........................................       677,900
     6,200   Tele Danmark AS, Class B ...........................       265,956
   182,000   Telefonaktiebolaget LM Ericsson ....................       585,164
    85,103   Telefonica De Espana ...............................     1,394,864
     9,400   Telefonos de Mexico - ADR ..........................       177,566
    34,886   Telekom Austria AG .................................       678,632
   110,400   Telesp Celular Participa - ADR(b)(L) ...............       471,408
    11,500   Telus Corp. ........................................       392,474
     8,200   Telus Corp. ........................................       288,356
    31,600   Ubiquitel, Inc.(b)(L) ..............................       257,856
    19,300   US Unwired, Inc.(b) ................................       112,326
    23,252   Verizon Communications, Inc.(L) ....................       803,357
     5,300   Vivendi Universal ..................................       167,193
 1,267,568   Vodafone Group Plc .................................     3,089,579
                                                                     -----------
                                                                     37,776,565
                                                                     -----------
             TRANSPORTATION (1.6%):
     6,040   Alexander & Baldwin(L) .............................       279,954
    14,190   Arkansas Best Corp.(L) .............................       451,384
    67,000   CSX Corp. ..........................................     2,858,220
    32,000   Expeditors Int'l. of Washington, Inc.(L) ...........     1,593,920
    81,000   Japan Airlines System Corp. ........................       218,603
     4,500   Knight Transportation, Inc.(L) .....................       109,485
     3,100   Landstar System, Inc.(b) ...........................        93,372
   197,939   Qantas Airways, Ltd. ...............................       508,294
    19,250   Ryder System, Inc. .................................       704,550
   210,500   Southwest Airlines Co. .............................     2,932,265
   104,300   Werner Enterprises, Inc.(L) ........................     2,048,452
    35,000   Yamato Transport ...................................       486,506
    35,100   Yellow Roadway Corp.(b)(L) .........................     1,783,080
                                                                     -----------
                                                                     14,068,085
                                                                     -----------
             WASTE MANAGEMENT (0.9%):
   264,600   Waste Management, Inc. .............................     7,498,764
             TOTAL COMMON STOCKS ................................   862,182,473
CASH EQUIVALENTS (1.6%):
14,391,787   JPMorgan Cash Trade Execution ......................    14,391,787
             TOTAL CASH EQUIVALENTS .............................    14,391,787
INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES (12.9%):
106,000,000  Investment Grade Repurchase Agreement
             (Merrill Lynch, 3.5175%, 7/1/05) ...................   106,000,000
 7,240,073   U.S. Agency Mortgages (Morgan Stanley,
             3.42%, 7/1/05) .....................................     7,240,073
                                                                     -----------
             TOTAL INVESTMENTS HELD AS COLLATERAL
             FOR LOANED SECURITIES ..............................   113,240,073
TOTAL (COST $883,523,858)(a) ....................................  $989,814,333
                        ============                                ============

Percentages indicated are based on net assets of $878,582,670.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $9,772,779 and by PFIC mark to market of $502,114. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

                Unrealized appreciation                            $123,903,151
                Unrealized depreciation                             (27,887,569)
                                                                   ------------
                Net unrealized appreciation                         $96,015,582
                                                                   ============

(b)  Non-income producing securities.

(c)  Investment in affiliate.
(L)  A portion or all of the security is on loan.
(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.

ADR  American Depository Receipt
GDR  Global Depository Receipt

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2005

Principal                                                              Value
Amount                                                               (Note 2)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES (29.5%):
$1,005,000   Ameriquest Mortgage Securities Inc.,
             4.37%, 10/25/33* ...................................    $1,005,020
 4,410,000   Assets Backed Funding Securities, 4.25%,
             6/25/35 ............................................     4,409,646
 5,225,000   Banc of America Mortgage Securities,
             4.805%, 5/25/35 * ..................................     5,247,501
 5,180,000   Banc of America Mortgage Securities,
             4.63%, 6/25/35 * ...................................     5,160,239
 4,545,000   Bank of America Commercial Mortgage
             Inc., 5.48%, 6/10/39 * .............................     4,844,468
 1,105,000   Bank of America Commercial Mortgage
             Inc., 4.50%, 7/10/42 ...............................     1,110,258
 3,894,817   Bear Stearns Commercial Mortgage
             Securities, 6.08%, 2/15/35 .........................     4,023,645
 4,615,000   Bear Stearns Commercial Mortgage
             Securities, 5.47%, 6/11/41 .........................     4,919,905
 1,100,000   Chase Funding Loan Acquisition Trust,
             3.42%, 5/25/34 * ...................................     1,105,951
 1,195,000   Commercial Mortgage Pass-Through
             Certificate, 5.44%, 7/10/37 * ......................     1,268,174
 4,864,848   Countrywide Home Loan, 3.39%, 2/25/35 * ............     4,865,732
 3,280,000   First Franklin Mortgage Loan, 3.42%,
             12/25/32 * .........................................     3,293,850
 1,370,000   GE Capital Commercial Mortgage Corp.,
             4.60%, 11/10/38 ....................................     1,376,987
 3,510,000   General Electric Capital Corp., 6.125%,
             2/22/11 ............................................     3,818,073
 1,012,663   GMAC Commercial Mortgage Corp.,
             2.96%, 3/10/39 .....................................       987,997
 5,230,000   GMAC Commercial Mortgage Securities
             Inc., 5.30%, 8/10/38 ...............................     5,497,240
   930,756   GSAMP Trust, 3.29%, 12/25/34 * .....................       933,295
 1,005,021   Harborview Mortgage Loan Trust, 3.25%,
             3/19/35 * ..........................................     1,002,506
 5,225,000   Home Equity Mortgage Trust, 3.62%,
             6/25/30(d) .........................................     5,225,000
 3,263,431   Indymac Index Mortgage Loan Trust,
             3.45%, 9/25/34 * ...................................     3,256,484
 3,419,433   Indymac Index Mortgage Loan Trust,
             3.42%, 11/25/34 * ..................................     3,421,569
   925,513   Indymac Index Mortgage Loan Trust,
             3.38%, 1/25/35 * ...................................       924,328
 2,370,913   Ixis Real Estate Capital Trust, 3.21%,
             2/25/35 * ..........................................     2,372,758
 4,660,974   JPMorgan Chase Commercial Mortgage
             Securities Co., 4.28%, 5/15/41 .....................     4,670,306
 4,170,000   JPMorgan Chase Commercial Mortgage
             Securities Co., 5.38%, 5/15/41 * ...................     4,381,433
 4,065,000   JPMorgan Chase Commercial Mortgage
             Securities Corp., 4.77%, 3/12/39 ...................     4,134,283
 4,560,704   LB Commercial Conduit Mortgage Trust,
             6.41%, 6/15/31 .....................................     4,645,813
 3,135,000   LB-UBS Commercial Mortgage Trust,
             4.79%, 10/15/29 ....................................     3,178,379
 1,807,828   Lehman Brothers, 7.18%, 9/15/19, Series
             2000-C4 ............................................     1,879,784
 3,970,000   Master Adjustable Rate Mortgages Trust,
             3.79%, 11/21/34 * ..................................     3,888,011
   709,330   Master Adjustable Rate Mortgages Trust,
             3.79%, 11/21/34 * ..................................       708,237
 4,605,363   Merrill Lynch Mortgage Investors, Inc.,
             4.51%, 2/25/35 * ...................................     4,591,236


Principal                                                              Value
Amount                                                               (Note 2)
--------------------------------------------------------------------------------
$1,029,046   Morgan Stanley Mortgage Loan Trust,
             5.43%, 10/25/34* ..................................    $1,047,987
 4,238,265   Morgan Stanley Mortgage Loan Trust,
             5.14%, 11/25/34* ..................................     4,272,368
   835,000   Residential Asset Mortgage Products Inc.,
             4.00%, 1/25/30 .....................................       833,270
 5,760,899   Residential Asset Mortgage Products Inc.,
             5.57%, 6/25/32, Series 2002-RS3, Class A15 .........     5,806,119
   984,814   Saxon Asset Securities Trust, 3.25%,
             5/25/35* ..........................................       985,867
 6,155,000   Structured Adjustable Rate Mortgage Loan
             Trust, 4.72%, 7/25/34* ............................     6,078,080
 5,220,000   UBS Commercial Mortgage Trust, 5.59%,
             6/15/31 ............................................     5,571,199
   815,000   Washington Mutual, 3.81%, 6/25/34* ................       802,452
 1,975,105   Washington Mutual, 4.66%, 3/25/35* ................     1,977,456
 4,130,000   Washington Mutual, 4.69%, 5/25/35* ................     4,126,460
 1,095,000   Washington Mutual, 4.69%, 5/25/35* ................     1,096,294
 4,605,000   Wells Fargo Mortgage Backed Securities
             Trust, 3.54%, 9/25/34* ............................     4,488,224
 4,115,000   Wells Fargo Mortgage Backed Securities
             Trust, 4.54%, 1/25/35* ............................     4,105,454
 3,931,264   Wells Fargo Mortgage Backed Securities
             Trust, 4.56%, 2/25/35*(d) .........................     3,921,829
 4,782,642   Wells Fargo Mortgage Backed Securities
             Trust, 4.54%, 4/25/35* ............................     4,763,443
 3,680,000   Wells Fargo Mortgage Backed Securities
             Trust, 3.50%, 6/25/35*(d) .........................     3,594,624
                                                                     -----------
             TOTAL ASSET BACKED SECURITIES ......................   155,619,234
                                                                    ------------
CORPORATE BONDS (17.4%):
 2,165,000   Alcan, Inc., 6.125%, 12/15/33(L) ...................     2,327,301
 1,900,000   Alliance Capital Management, 5.625%,
             8/15/06 ............................................     1,921,789
 1,000,000   American General Finance, 5.875%,
             7/14/06(L) .........................................     1,017,545
   780,000   American General Finance, 4.50%,
             11/15/07 ...........................................       782,083
   675,000   AOL Time Warner, Inc., 6.875%, 5/1/12(L) ...........       762,736
 2,400,000   AOL Time Warner, Inc., 7.625%, 4/15/31 .............     3,006,833
 1,000,000   Bank of America Corp., 4.375%, 12/1/10(L) ..........     1,005,223
 3,675,000   Bottling Group Llc, 5.00%, 11/15/13 ................     3,808,105
 1,125,000   BRE Properties, Inc., 7.125%, 2/15/13 ..............     1,290,385
 3,800,000   Burlington North Santa Fe, 6.75%, 7/15/11 ..........     4,251,672
 2,500,000   Carolina Power & Light, 6.50%, 7/15/12(L) ..........     2,763,568
   750,000   Carramerica Realty Corp., 5.125%, 9/1/11 ...........       758,466
 1,500,000   Caterpillar Financial Services Corp., 3.70%,
             8/15/08 ............................................     1,478,849
10,000,000   Coca-Cola Enterprises, 0.00%, 6/20/20 ..............     4,637,179
 2,115,000   Duke Realty Corp., 7.05%, 3/1/06 ...................     2,142,721
 1,600,000   EOP Operating LP, 6.80%, 1/15/09 ...................     1,716,176
 3,615,000   Equity One Abs, Inc., 3.80%, 7/25/34 ...............     3,588,699
 1,989,802   FedEx Corp., 6.72%, 1/15/22, Series 98-1A ..........     2,272,244
 1,950,000   Firstar Bank, 7.125%, 12/1/09 ......................     2,181,126
 2,025,000   Ford Motor Corp., 6.375%, 2/1/29(L) ................     1,565,451
   610,000   Ford Motor Credit Co., 7.375%,
             10/28/09(L) ........................................       596,624
 3,350,000   General Mills, Inc., 6.00%, 2/15/12 ................     3,647,008
 1,400,000   Household Finance Corp., 6.40%, 6/17/08 ............     1,483,779
   600,000   Household Finance Corp., 4.75%, 5/15/09(L) .........       609,152
 1,500,000   Household Finance Corp., 4.125%,
             11/16/09 ...........................................     1,485,252
 1,070,000   International Paper Co., 6.50%, 11/15/07 ...........     1,120,535

--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2005

--------------------------------------------------------------------------------
Principal                                                              Value
Amount                                                               (Note 2)
--------------------------------------------------------------------------------
  $475,000   International Paper Co., 5.85%, 10/30/12 (L) .......      $497,319
 1,750,000   Kinder Morgan Energy Partners, 7.40%,
             3/15/31 ............................................     2,138,992
   675,000   May Department Stores Co., 7.45%,
             9/15/11 ............................................       768,826
 4,000,000   Merrill Lynch & Co., 4.125%, 9/10/09 (L) ...........     3,986,808
 3,525,000   Morgan Stanley, 3.625%, 4/1/08 (L) .................     3,472,587
   750,000   National City Corp., 4.50%, 3/15/10 ................       757,848
 1,185,000   National City Corp., 6.875%, 5/15/19 ...............     1,406,960
 1,445,000   Pacific Gas & Electric, 6.05%, 3/1/34 ..............     1,598,199
 3,785,000   PNC Funding Corp., 6.125%, 2/15/09 .................     4,022,985
 2,975,000   SBC Communications, Inc., 4.125%,
             9/15/09 ............................................     2,953,158
   900,000   Sprint Capital Corp., 7.625%, 1/30/11 (L) ..........     1,029,054
 2,930,000   Sprint Capital Corp., 6.875%, 11/15/28 .............     3,373,690
 2,800,000   SunTrust Banks, Inc., 4.25%, 10/15/09 ..............     2,790,776
 4,110,000   Wachovia Bank Commercial Mortgage
             Trust, 4.85%, 10/15/41 .............................     4,194,139
 1,085,000   Washington Mutual, 3.95%, 7/25/34 * ................     1,072,854
 3,000,000   Washington Mutual Capital Inc, 4.20%,
             1/15/10 (L) ........................................     2,979,060
 2,500,000   Wells Fargo Corp., 4.20%, 1/15/10 (L) ..............     2,501,233
                                                                    ------------
             TOTAL CORPORATE BONDS ..............................    91,764,989
                                                                    ------------
 MORTGAGE-BACKED SECURITIES (35.0%):
             FANNIE MAE
 1,061,387   4.92%, 4/1/11 ......................................     1,074,574
 1,060,910   6.50%, 9/1/19 ......................................     1,104,647
 2,479,999   4.50%, 1/1/20 ......................................     2,470,935
   865,000   4.50%, 7/1/20(b) ...................................       861,216
 3,620,000   5.00%, 7/1/20(b) ...................................     3,660,725
 3,015,000   5.00%, 7/1/20(b) ...................................     3,048,919
 1,095,000   5.50%, 11/15/28 ....................................     1,124,013
 3,685,000   5.50%, 5/15/29 .....................................     3,787,282
 5,673,871   4.50%, 2/25/31 .....................................     5,656,942
 5,235,000   5.13%, 6/1/35(d) ...................................     5,302,532
 1,510,000   5.50%, 7/1/35(b) ...................................     1,530,763
 8,300,000   5.50%, 7/1/35(b) ...................................     8,414,125
 3,230,000   5.50%, 7/1/35(b) ...................................     3,274,413
   720,000   5.50%, 7/1/35(b) ...................................       729,900
 6,340,000   5.50%, 7/1/35(b) ...................................     6,427,174
 5,615,497   7.07%, 11/1/06 .....................................     5,748,093
 2,968,679   7.185%, 5/1/07 .....................................     3,068,584
 2,250,619   7.74%, 6/1/07 ......................................     2,353,530
   471,603   6.61%, 9/1/07 ......................................       488,903
 2,140,104   6.23%, 1/1/08 ......................................     2,215,980
 3,589,959   6.36%, 8/1/08 ......................................     3,767,440
   925,735   6.13%, 10/1/08 .....................................       968,185
 1,423,822   7.01%, 11/1/08 .....................................     1,526,848
 4,091,622   6.14%, 4/1/09 ......................................     4,311,404
 4,711,031   7.29%, 12/1/10 .....................................     5,313,075
 3,209,436   6.20%, 1/1/11 ......................................     3,468,935
 2,631,623   6.48%, 1/1/11 ......................................     2,874,474
   952,087   6.09%, 5/1/11 ......................................     1,027,591
 1,327,258   6.305%, 5/1/11 .....................................     1,445,143
 5,997,622   3.95%, 7/1/13 ......................................     5,822,945
 4,828,217   6.00%, 12/25/16, Series 01-71, Class QE ............     5,016,452
   418,813   6.50%, 6/1/17 ......................................       436,302
 1,994,532   6.50%, 8/1/17 ......................................     2,077,893
 1,590,000   4.50%, 9/25/25 .....................................     1,605,921
   203,291   7.50%, 5/1/27 ......................................       217,686
   199,199   7.50%, 4/1/29, Pool # 323645 .......................       213,471


Principal                                                              Value
Amount                                                               (Note 2)
  $233,431   7.50%, 4/1/29 ......................................      $250,155
    15,308   7.50%, 8/1/29, Pool # 252712 .......................        16,380
   209,913   7.50%, 7/1/30 ......................................       224,952
   783,973   7.50%, 12/1/30 .....................................       838,652
 2,176,624   6.09%, 10/25/31 ....................................     2,207,065
 1,101,219   7.00%, 6/1/32 ......................................     1,161,960
 3,383,199   6.50%, 7/1/32 ......................................     3,508,222
   960,000   4.50%, 7/25/33 .....................................       956,008
   756,764   3.16%, 4/25/35* ....................................       757,616
 3,839,888   5.50%, 7/25/42 .....................................     3,856,856
 4,270,008   6.50%, 9/25/42 .....................................     4,461,365
 7,645,000   5.50%, 11/25/43 ....................................     7,777,632
 6,272,968   5.95%, 2/25/44 .....................................     6,424,369
 4,625,718   6.00%, 7/25/44 .....................................     4,784,575
   932,939   6.50%, 8/25/44 .....................................       976,032
 1,576,902   7.00%, 1/25/48 .....................................     1,666,095
             FREDDIE MAC
        90   8.00%, 5/1/06, Pool #E30879 ........................            92
 5,590,779   6.98%, 10/1/10, Pool #W20024(d) ....................     6,211,913
 1,285,000   6.90%, 12/1/10(d) ..................................     1,429,691
 3,304,652   4.00%, 8/15/13 .....................................     3,299,566
 1,490,000   4.50%, 8/15/13 .....................................     1,498,742
 4,000,000   4.50%, 5/15/15 .....................................     4,009,086
 3,105,000   4.50%, 7/15/16 .....................................     3,120,129
 4,578,264   6.00%, 5/15/17 .....................................     4,756,139
 5,095,000   5.50%, 12/15/27 ....................................     5,218,922
 4,169,000   5.50%, 1/15/28 .....................................     4,272,857
 5,240,000   5.00%, 2/15/28 .....................................     5,311,385
 1,240,000   5.50%, 4/15/30 .....................................     1,270,628
 1,384,792   7.00%, 10/15/30 ....................................     1,424,386
                                                                    ------------
             TOTAL MORTGAGE-BACKED SECURITIES ...................   184,128,485
                                                                    ------------
U.S. TREASURY OBLIGATIONS (14.3%):
 2,835,000   U.S. Treasury Bonds, 7.50%, 11/15/16 (L) ...........     3,716,620
24,860,000   U.S. Treasury Bonds, 6.00%, 2/15/26 (L) ............    30,638,011
 4,930,000   U.S. Treasury Notes, 2.25%, 2/15/07 (L) ............     4,825,819
25,025,000   U.S. Treasury Notes, 3.375%, 11/15/08 (L) . ........    24,779,654
 4,560,000   U.S. Treasury Notes, 4.75%, 5/15/14 (L) ............     4,840,016
 6,545,187   U.S. Treasury Inflation Protection Bond,
             3.375%, 1/15/07 (L) ................................     6,756,583
                                                                    ------------
             TOTAL U.S. TREASURY OBLIGATIONS ....................    75,556,703
                                                                    ------------

Shares
------
CLOSED END INVESTMENT COMPANIES (0.5%):
    40,100   BlackRock Income Opportunity Trust .................       454,333
   358,900   MFS Government Markets Income Trust ................     2,397,452
                                                                    ------------
             TOTAL CLOSED END INVESTMENT
             COMPANIES ..........................................     2,851,785
                                                                    ------------
Principal
Amount
---------
CASH EQUIVALENTS (8.8%):
$46,233,787  JPMorgan Cash Trade Execution (c) ..................    46,233,787
                                                                    ------------
             TOTAL CASH EQUIVALENTS .............................    46,233,787
                                                                    ------------
Shares
------
INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES (6.3%):
31,000,000   Investment Grade Repurchase Agreement
             (Merrill Lynch, 3.5175%, 7/1/05) ...................    31,000,000
 2,030,352   U.S. Agency Mortgages (Morgan Stanley,
             3.42%, 7/1/05) .....................................     2,030,352
                                                                    ------------
             TOTAL INVESTMENTS HELD AS COLLATERAL
             FOR LOANED SECURITIES ..............................    33,030,352
                                                                    ------------
             TOTAL (COST $579,533,177) (a) ......................  $589,185,335
                                                                    ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2005


Percentages indicated are based on net assets of $527,208,072.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $781,305. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:


                Unrealized appreciation                     $11,092,514
                Unrealized depreciation                      (2,221,661)
                                                            -----------
                Net unrealized appreciation                 $ 8,870,853
                                                            ===========

* Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2005.
(b)  Security purchased on a when-issued or delayed delivery basis.
(c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.
(d) Fair valued with market value determined pursuant to procedures adopted by the Board of Trustees.
(L)  A portion or all of the security is on loan.








                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                       NEW COVENANT BALANCED GROWTH FUND
                                 JUNE 30, 2005


--------------------------------------------------------------------------------
                                                                        Value
Shares                                                                (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.6%):
6,439,163  New Covenant Growth Fund(b) ..........................  $192,659,762
4,240,039  New Covenant Income Fund(b) ..........................   108,375,408
                                                                   ------------
TOTAL INVESTMENT COMPANIES ......................................   301,035,170
                                                                   ------------

Principal
Amount
---------
CASH EQUIVALENTS (1.4%):
$4,154,009 JP Morgan Cash Trade Execution .......................     4,154,009
                                                                   ------------
TOTAL CASH EQUIVALENTS ..........................................     4,154,009
                                                                   ------------

TOTAL INVESTMENTS
(COST $287,605,896)(a) ..........................................  $305,189,179
                                                                   ============


Percentages indicated are based on net assets of $305,523,725.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $14,412,731. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

                        Unrealized appreciation                      $6,165,531
                        Unrealized depreciation                      (2,994,979)
                                                                     ----------
                        Net unrealized appreciation                  $3,170,552
                                                                     ==========

(b) Investment in an affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.


                       NEW COVENANT BALANCED INCOME FUND
                                  JUNE 30, 2005
--------------------------------------------------------------------------------
                                                                       Value
Shares                                                               (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.8%):
 1,637,290  New Covenant Growth Fund(b) .........................   $48,987,702
 2,896,078  New Covenant Income Fund(b) .........................    74,023,743
                                                                   ------------
TOTAL INVESTMENT COMPANIES ......................................   123,011,445
                                                                   ------------

Principal
Amount
---------
CASH EQUIVALENTS (1.2%):
$1,507,519  JP Morgan Cash Trade Execution ......................     1,507,519
                                                                   ------------
TOTAL CASH EQUIVALENTS ..........................................     1,507,519
                                                                   ------------

TOTAL INVESTMENTS
(COST $116,971,400)(a) ..........................................  $124,518,964
                                                                   ============


Percentages indicated are based on net assets of $124,809,394.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $2,161,597. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

                Unrealized appreciation                             $ 6,069,799
                Unrealized depreciation                                (683,832)
                                                                    -----------
                Net unrealized appreciation                         $ 5,385,967
                                                                    ===========

(b) Investment in an affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

                 See accompanying notes to financial statements.

                      This Page Intentionally Left Blank.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

                                                                                                  BALANCED        BALANCED
                                                              GROWTH FUND      INCOME FUND      GROWTH FUND      INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $770,283,785,
      $546,502,825, $4,154,009 and $1,507,519,
      respectively) ...................................      $876,574,260     $556,154,983       $4,154,009       $1,507,519
   Investments in affiliates (Cost $0, $0, $283,451,887
      and $115,463,881, respectively) .................                 -                -      301,035,170      123,011,445
   Investments held as collateral for loaned securities
      (Cost $113,240,073, $33,030,352, $0, $0
      respectively) ...................................       113,240,073       33,030,352                -                -
                                                            -------------      -----------      -----------      -----------
   Total Investments ..................................       989,814,333      589,185,335      305,189,179      124,518,964
   Cash ...............................................                 -                -          395,190          316,374
   Foreign currency, at value (Cost $388,542, $0, $0
      and $0, respectively) ...........................           389,165                -                -                -
   Interest and dividends receivable ..................           819,462        3,597,469            9,495            4,079
   Receivable for investments sold ....................        10,332,454        8,413,838                -                -
   Receivable from affiliate ..........................                 -                -           63,111           25,505
   Reclaims receivable ................................            77,641                -                -                -
   Prepaid expenses and other assets ..................            46,012           33,626           23,212           15,190
                                                            -------------      -----------      -----------      -----------
   Total Assets: ......................................     1,001,479,067      601,230,268      305,680,187      124,880,112
                                                            -------------      -----------      -----------      -----------

LIABILITIES:
   Payable for investments purchased ..................         8,690,131       40,207,924                -                -
   Payable for foreign currency contracts .............             1,445                -                -                -
   Payable for return of collateral received on
      securities loaned ...............................       113,240,073       33,030,352                -                -
   Cash overdraft .....................................             8,672                -                -                -
   Accrued expenses and other payables:
      Investment advisory fees ........................           589,282          257,131                -                -
      Administration fees .............................             5,978            3,619            2,111              849
      Shareholder service fees ........................           129,907           69,906           63,111           25,505
      Other ...........................................           230,909          453,264           91,240           44,364
                                                            -------------      -----------      -----------      -----------
   Total Liabilities: .................................       122,896,397       74,022,196          156,462           70,718
                                                            -------------      -----------      -----------      -----------

NET ASSETS: ...........................................      $878,582,670     $527,208,072     $305,523,725     $124,809,394
                                                            =============      ===========      ===========      ===========

NET ASSETS CONSIST OF:
   Paid - in Capital ..................................       909,303,769      518,067,982      312,723,302      123,099,026
   Undistributed (distributions in excess of) net
      investment income ...............................          (139,239)          33,110           17,228            7,971
   Accumulated net realized gains/(losses) on
      investments and foreign currency transactions ...      (136,868,561)        (545,178)     (24,800,088)      (5,845,167)
   Net unrealized appreciation on investment
      transactions and translation of assets and
      liabilities denominated in foreign currencies ...       106,286,701        9,652,158       17,583,283        7,547,564
                                                            -------------      -----------      -----------      -----------

Total Net Assets ......................................      $878,582,670     $527,208,072     $305,523,725     $124,809,394
                                                            =============      ===========      ===========      ===========

Shares outstanding ....................................        29,368,021       20,627,751        3,906,923        6,602,991
Net asset value, offering and redemption price
   per share ..........................................            $29.92           $25.56           $78.20           $18.90

                See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2005

                                                                                           BALANCED          BALANCED
                                                          GROWTH FUND     INCOME FUND     GROWTH FUND       INCOME FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..........................................       $306,504     $23,652,599         $82,307           $32,690
   Dividend ..........................................     15,536,287         372,875               -                 -
   Dividend income from affiliates ...................              -               -       5,916,266         3,358,770
   Foreign tax withholding ...........................       (254,724)              -               -                 -
   Income from securities lending ....................        124,434          49,179               -                 -
                                                          -----------     -----------     -----------        ----------
   Total Income: .....................................     15,712,501      24,074,653       5,998,573         3,391,460
                                                          -----------     -----------     -----------        ----------

EXPENSES:
   Investment advisory fees ..........................      8,334,533       3,974,345               -                 -
   Administration fees ...............................        168,360         105,974          60,991            24,622
   Shareholder service fees ..........................      1,897,421       1,167,293         256,524           102,038
   Accounting fees ...................................        258,179         150,766          78,789            33,367
   Audit fees ........................................         38,219          23,840          13,558             4,536
   Custodian fees ....................................        367,767          59,937           2,750             2,750
   Insurance fees ....................................         32,345          20,680          11,512             4,833
   Legal fees ........................................         80,228          48,433          28,777            11,444
   Registration and filing fees ......................         21,035          21,835          20,841            19,259
   Printing fees .....................................         39,482          25,087          14,252             5,779
   Chief Compliance Officer fees .....................         47,859          28,336          17,132             6,673
   Transfer agent fees ...............................         74,188          67,220         149,165            84,151
   Other fees ........................................        111,989          58,676          29,561            12,195
                                                          -----------     -----------     -----------        ----------

   Total expenses before contractual fee reductions ..     11,471,605       5,752,422         683,852           311,647
   Expenses contractually reduced ....................     (1,922,875)     (1,182,831)       (265,567)         (105,669)
   Expenses paid indirectly ..........................       (164,060)              -               -                 -
                                                          -----------     -----------     -----------        ----------
   Total Expenses ....................................      9,384,670       4,569,591         418,285           205,978
                                                          -----------     -----------     -----------        ----------

  NET INVESTMENT INCOME ..............................      6,327,831      19,505,062       5,580,288         3,185,482
                                                          -----------     -----------     -----------        ----------

  REALIZED AND UNREALIZED
    GAINS/(LOSSES) FROM INVESTMENTS
    AND FOREIGN CURRENCY:
   Net realized gains/(losses) on investment and
      foreign currency transactions ..................     28,371,237       4,612,365      (6,816,575)       (1,712,699)

   Realized gain distribution from underlying funds ..              -               -         274,261(+)        181,705(+)

   Net change in unrealized appreciation/
      (depreciation) on investments and translation of
      assets and liabilities denominated in foreign
      currency .......................................     26,222,561       6,746,552      20,674,190         5,905,857
                                                          -----------     -----------     -----------        ----------

   Net realized/unrealized gains/(losses) on
      investments and foreign currency ...............     54,593,798      11,358,917      14,131,876         4,374,863
                                                          -----------     -----------     -----------        ----------
   Change in net assets resulting from operations ....    $60,921,629     $30,863,979     $19,712,164        $7,560,345
                                                          ===========     ===========     ===========        ==========



(+) Represents realized gains from investment transactions with affiliates.




                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

                                                                        ---------------------------   ----------------------------
                                                                                 GROWTH FUND                    INCOME FUND
                                                                        ---------------------------   ----------------------------
                                                                           FOR THE         FOR THE         FOR THE      FOR THE
                                                                          YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                                         JUNE 30, 2005  JUNE 30, 2004  JUNE 30, 2005  JUNE 30, 2004
                                                                         -------------  -------------  -------------  -------------
OPERATIONS:

   Net investment income ..............................................    $6,327,831     $2,505,244    $19,505,062     $19,421,219

   Net realized gains/(losses) on investment and foreign currency
      transactions ....................................................    28,371,237     49,605,122      4,612,365      (1,027,902)

   Net change in unrealized appreciation/(depreciation) on
      investments and translation of assets and liabilities denominated
      in foreign currency .............................................    26,222,561     87,618,337      6,746,552     (18,444,921)
                                                                         ------------   ------------   ------------    ------------
   Change in net assets resulting from operations .....................    60,921,629    139,728,703     30,863,979         (51,604)
                                                                         ------------   ------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income .........................................    (6,321,345)    (2,835,338)   (21,501,226)    (18,264,083)

   From net realized gains/(losses) on investment .....................            --             --     (1,303,165)     (8,717,403)

   Tax return of capital ..............................................            --             --             --      (2,311,618)
                                                                         ------------   ------------   ------------    ------------
   Change in net assets from shareholder distributions ................    (6,321,345)    (2,835,338)   (22,804,391)    (29,293,104)
                                                                         ------------   ------------   ------------    ------------
CAPITAL TRANSACTIONS:

   Change in net assets from share transactions (Note 5) ..............   (10,593,031)   (11,202,779)    (4,876,397)     27,635,785
                                                                         ------------   ------------   ------------    ------------
   Change in net assets ...............................................    44,007,253    125,690,586      3,183,191      (1,708,923)
                                                                         ------------   ------------   ------------    ------------
NET ASSETS:

   Beginning of period ................................................   834,575,417    708,884,831    524,024,881     525,733,804
                                                                         ------------   ------------   ------------    ------------
   End of period ......................................................  $878,582,670   $834,575,417   $527,208,072    $524,024,881
                                                                         ============   ============   ============    ============
   Undistributed (distributions in excess of) net investment income ...     $(139,239)     $(170,489)       $33,110             $ -
                                                                         ------------   ------------  -------------    ------------



                 See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

                                                                      -------------------------------  ----------------------------
                                                                            BALANCED GROWTH FUND          BALANCED INCOME FUND
                                                                      -------------------------------  ----------------------------
                                                                           FOR THE        FOR THE        FOR THE      FOR THE
                                                                         YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                       JUNE 30, 2005   JUNE 30, 2004  JUNE 30, 2005 JUNE 30, 2004
                                                                       -------------   -------------  ------------- -------------
OPERATIONS:

   Net investment income .............................................   $5,580,288     $5,313,634      $3,185,482     $3,614,507

   Net realized gains/(losses) on investment and foreign currency
      transactions ...................................................   (6,816,575)    (5,757,753)     (1,712,699)    (1,749,924)

   Realized gain distributions from underlying funds .................      274,261(+)     743,947(+)      181,705(+)     552,083(+)

   Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign
      currency .......................................................   20,674,190     31,737,323       5,905,857      6,133,930
                                                                       ------------   ------------    ------------   ------------
   Change in net assets resulting from operations ....................   19,712,164     32,037,151       7,560,345      8,550,596
                                                                       ------------   ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income ........................................   (5,571,223)    (4,860,882)     (3,181,809)    (3,278,062)

   Tax return of capital .............................................            -       (299,330)              -       (233,142)
                                                                       ------------   ------------    ------------   ------------
   Change in net assets from shareholder distributions ...............   (5,571,223)    (5,160,212)     (3,181,809)    (3,511,204)
                                                                       ------------   ------------    ------------   ------------

CAPITAL TRANSACTIONS:

   Change in net assets from share transactions (Note 5) .............  (11,063,444)     3,102,552      (4,484,502)    (2,700,088)
                                                                       ------------   ------------    ------------   ------------
   Change in net assets ..............................................    3,077,497     29,979,491        (105,966)     2,339,304
                                                                       ------------   ------------    ------------   ------------

NET ASSETS:

   Beginning of period ...............................................  302,446,228    272,466,737     124,915,360    122,576,056
                                                                       ------------   ------------    ------------   ------------
   End of period ..................................................... $305,523,725   $302,446,228    $124,809,394   $124,915,360
                                                                       ============   ============    ============   ============

   Undistributed (distributions in excess of) net investment income ..      $17,228      $(497,494)         $7,971      $(337,348)
                                                                       ------------   ------------    ------------   ------------

(+) Represents realized gains from investment transactions with affiliates.




                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           NEW COVENANT FUNDS

For a Share outstanding throughout each period.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE      FOR THE          FOR THE       FOR THE        FOR THE
                                                            YEAR ENDED    YEAR ENDED       YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                          JUNE 30, 2005 JUNE 30, 2004    JUNE 30, 2003 JUNE 30, 2002  JUNE 30, 2001
                                                          ---------------------------    ---------------------------  -------------
Net Asset Value, Beginning of Period ..................       $28.07         $23.51         $24.13         $29.26         $42.07
                                                            --------       --------       --------       --------       --------

INVESTMENT ACTIVITIES:
   Net investment income ..............................         0.21           0.07           0.10           0.04           0.10
   Net realized and unrealized gains/(losses) from
      investments and foreign currency transactions ...         1.85           4.58          (0.63)         (5.11)         (4.86)
                                                            --------       --------       --------       --------       --------
   Total from Investment Activities ...................         2.06           4.65          (0.53)         (5.07)         (4.76)
                                                            --------       --------       --------       --------       --------

DIVIDENDS
   Net investment income ..............................        (0.21)         (0.09)         (0.09)         (0.01)             -
   Net realized gains .................................            -              -              -              -          (7.80)
   Tax return of capital ..............................            -              -              -          (0.05)         (0.25)
                                                            --------       --------       --------       --------       --------
   Total Dividends ....................................        (0.21)         (0.09)         (0.09)         (0.06)         (8.05)
                                                            --------       --------       --------       --------       --------

   Change in net asset value per share ................         1.85           4.56          (0.62)         (5.13)        (12.81)
                                                            --------       --------       --------       --------       --------

   NET ASSET VALUE, END OF PERIOD .....................       $29.92         $28.07         $23.51         $24.13         $29.26
                                                            ========       ========       ========       ========       ========

   Total Return .......................................         7.38%         19.81%         (2.17%)       (17.34%)       (12.33%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) .............     $878,583       $834,575       $708,885       $695,622       $816,901
   Ratio of expenses to average net assets ............         1.11%          1.13%          1.13%          1.11%          1.07%
   Ratio of net investment income to average net assets         0.75%          0.32%          0.47%          0.15%          0.20%
   Ratio of expenses to average net assets(*) .........         1.36%          1.39%          1.13%          1.11%          1.07%
   Portfolio turnover rate ............................           76%            94%            63%            79%           142%

--------------------------------------------------------------------------------
(*) Ratios excluding waivers and expenses paid indirectly.




                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FOR THE        FOR THE        FOR THE           FOR THE         FOR THE
                                                      YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                    JUNE 30, 2005   JUNE 30, 2004   JUNE 30, 2003    JUNE 30, 2002   JUNE 30, 2001
                                                    -------------   -------------   --------------   -------------   -------------
Net Asset Value, Beginning of Period .............        $25.17          $26.62          $25.54           $24.83          $23.89
                                                     -----------     -----------     -----------      -----------     -----------

INVESTMENT ACTIVITIES:
   Net investment income .........................          0.94            0.96            1.00             1.21            1.50
   Net realized and unrealized gains/(losses) from
      investments ................................          0.55           (0.96)           1.42             0.73            0.92
                                                     -----------     -----------     -----------      -----------     -----------
   Total from Investment Activities ..............          1.49               -            2.42             1.94            2.42
                                                     -----------     -----------     -----------      -----------     -----------

DIVIDENDS
   Net investment income .........................         (1.04)          (0.90)          (1.06)           (1.23)          (1.48)
   Net realized gains ............................         (0.06)          (0.44)          (0.28)               -               -
   Tax return of capital .........................             -           (0.11)              -                -               -
                                                     -----------     -----------     -----------      -----------     -----------
   Total Dividends ...............................         (1.10)          (1.45)          (1.34)           (1.23)          (1.48)
                                                     -----------     -----------     -----------      -----------     -----------
   Change in net asset value per share ...........          0.39           (1.45)           1.08             0.71            0.94
                                                     -----------     -----------     -----------      -----------     -----------
   NET ASSET VALUE, END OF PERIOD ................        $25.56          $25.17          $26.62           $25.54          $24.83
                                                     ===========     ===========     ===========      ===========     ===========

   Total Return ..................................          6.02%           0.00%           9.63%            7.97%          10.31%

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) ........      $527,208        $524,025        $525,734         $545,356        $559,286
   Ratio of expenses to average net assets .......          0.86%           0.86%           0.85%            0.84%           0.82%
   Ratio of net investment income to average net
      assets .....................................          3.68%           3.70%           3.79%            4.72%           5.99%
   Ratio of expenses to average net assets(*) ....          1.08%           1.11%           0.85%            0.84%           0.82%
   Portfolio turnover rate .......................           206%            242%            226%             290%            191%

--------------------------------------------------------------------------------
(*) Ratios excluding waivers.





                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           NEW COVENANT FUNDS

For a Share outstanding throughout each period.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 BALANCED GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE         FOR THE           FOR THE          FOR THE           FOR THE
                                                    YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 2005  JUNE 30, 2004     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                   -------------  -------------     -------------    -------------    -------------
Net Asset Value, Beginning of Period ...........      $74.65           $67.88           $67.25           $81.92           $91.84
                                                    --------         --------         --------         --------         --------

INVESTMENT ACTIVITIES:
   Net investment income .......................        1.41(#)          1.34(#)          1.27(#)          1.52(#)          2.33(#)
   Net realized and unrealized gains/(losses)
      from investments .........................        3.54(#)          6.73(#)          0.71(#)         (7.44)(#)        (5.07)(#)
                                                    --------         --------         --------         --------         --------
   Total from Investment Activities ............        4.95             8.07             1.98            (5.92)           (2.74)
                                                    --------         --------         --------         --------         --------

DIVIDENDS
   Net investment income .......................       (1.40)           (1.23)           (1.27)           (1.34)           (5.68)
   Net realized gains ..........................           -                -            (0.08)           (7.00)           (1.50)
   Tax return of capital .......................           -            (0.07)               -            (0.41)               -
                                                    --------         --------         --------         --------         --------
   Total Dividends .............................       (1.40)           (1.30)           (1.35)           (8.75)           (7.18)
                                                    --------         --------         --------         --------         --------
   Change in net asset value per share .........        3.55             6.77             0.63           (14.67)           (9.92)
                                                    --------         --------         --------         --------         --------
   NET ASSET VALUE, END OF PERIOD ..............      $78.20           $74.65           $67.88           $67.25           $81.92
                                                    ========         ========         ========         ========         ========
   Total Return ................................        6.68%           11.95%            3.10%           (7.79%)          (3.01%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) ......    $305,524         $302,446         $272,467         $286,314         $314,873
   Ratio of expenses to average net assets .....        0.14%            0.15%            0.14%            0.11%            0.09%
   Ratio of net investment income to average net
      assets ...................................        1.83%            1.52%            1.96%            2.02%            2.61%
   Ratio of expenses to average net assets(*) ..        0.22%            0.15%            0.14%            0.11%            0.09%
   Portfolio turnover rate .....................           5%              12%              15%              18%              18%

--------------------------------------------------------------------------------
(*) Ratios excluding waivers
(#) Represents income or gains/(losses) from affiliates.





                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                  FOR THE           FOR THE          FOR THE          FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2003    JUNE 30, 2002      JUNE 30, 2001
                                                -------------    -------------    -------------    -------------      -------------
Net Asset Value, Beginning of Period ........       $18.24           $17.52           $17.10           $18.88           $20.01
                                                  --------         --------         --------         --------         --------
INVESTMENT ACTIVITIES:
   Net investment income ....................         0.48(#)          0.53(#)          0.52(#)          0.57(#)          0.78(#)
   Net realized and unrealized gains/(losses)
       from investments .....................         0.66(#)          0.70(#)          0.47(#)         (0.84)(#)        (0.38)(#)
                                                  --------         --------         --------         --------         --------
   Total from Investment Activities .........         1.14             1.23             0.99            (0.27)            0.40
                                                  --------         --------         --------         --------         --------
DIVIDENDS
   Net investment income ....................        (0.48)           (0.48)           (0.52)           (0.54)           (1.22)
   Net realized gains .......................            -                -            (0.05)           (0.94)           (0.31)
   Tax return of capital ....................            -            (0.03)               -            (0.03)               -
                                                  --------         --------         --------         --------         --------
   Total Dividends ..........................        (0.48)           (0.51)           (0.57)           (1.51)           (1.53)
                                                  --------         --------         --------         --------         --------
   Change in net asset value per share ......         0.66             0.72             0.42            (1.78)           (1.13)
                                                  --------         --------         --------         --------         --------
   NET ASSET VALUE, END OF PERIOD ...........       $18.90           $18.24           $17.52           $17.10           $18.88
                                                  ========         ========         ========         ========         ========
   Total Return .............................         6.32%            7.07%            6.00%           (1.55%)           2.08%

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) ...     $124,809         $124,915         $122,576         $114,013         $116,519
   Ratio of expenses to average net assets ..         0.17%            0.18%            0.16%            0.14%            0.12%
   Ratio of net investment income to average
       net assets ...........................         2.58%            2.34%            3.08%            3.13%            3.88%
   Ratio of expenses to average net assets(*)         0.25%            0.18%            0.16%            0.14%            0.12%
   Portfolio turnover rate ..................            6%              12%              18%              11%              20%

--------------------------------------------------------------------------------
(*) Ratios excluding waivers
(#) Represents income or gains/(losses) from affiliates.





                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

                                  JUNE 30, 2005

1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth"), and New Covenant Balanced Income Fund ("Balanced Income"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the "Advisor").

The objectives of the Funds are as follows:

Growth Fund              Long-term capital appreciation. Dividend income, if
                         any, will be incidental.

Income Fund              High level of current income with preservation of
                         capital.

Balanced Growth Fund     Capital appreciation with less risk than would be
                         present in a portfolio of only common stocks.

Balanced Income Fund     Current income and long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value.
Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security's market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

OPTIONS: The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at June 30, 2005.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished. There were no contracts outstanding at June 30, 2005.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective Statements of Operations.

At June 30, 2005, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements with interest rates ranging from 3.42% to 3.52% and a maturity date of July 1, 2005. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of the loaned securities and related collateral at June 30, 2005, was as follows:

--------------------------------------------------------------------------------
                                                        VALUE OF
                    VALUE OF         VALUE OF           NON-CASH
FUND           SECURITIES LOANED  CASH COLLATERAL      COLLATERAL
--------------------------------------------------------------------------------
Growth Fund       $ 111,274,178    $ 113,240,073      $ 1,009,425
Income Fund          47,161,112       33,030,352       15,014,981

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements, which are secured by obligations of the U.S. government, with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will maintain cash and U.S. government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of June 30, 2005, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

--------------------------------------------------------------------------------
FUND                                                                   AMOUNT
--------------------------------------------------------------------------------
Income Fund .......................................................  $27,947,235
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

EXPENSES PAID INDIRECTLY: The Growth Fund directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Growth Fund had expenses reduced by $164,060, or 0.02% as a percentage of the average daily net assets of the Fund on an annualized basis for the year ended June 30, 2005.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

New Covenant Trust Company, N.A. (the "Advisor"). Under the Agreement, the Advisor is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Income Fund's average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and the Balanced Income Funds. The Advisor has entered into Sub-Advisory Agreements with six Sub-Advisors to assist in the selection and management of the Growth Fund's and Income Fund's investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for these Funds. The Advisor pays each Sub-Advisor a quarterly fee for their services.
The Advisor pays the Sub-Advisor's fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Advisor is responsible for making investment decisions.

As of March 31, 2005, the following are the Sub-Advisors for the Growth Fund:
Capital Guardian Trust Company, Mazama Capital Management Inc., Santa Barbara Asset Management Inc., Sound Shore Management Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Advisor for the Income Fund.

The Trust employs a Chief Compliance Officer ("CCO") who receives a portion of his compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Advisor.

The Trust is a party to a Shareholder Services Agreement pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the implementation and operation of the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.

The Trust has entered into servicing agreements with BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). Under the servicing agreements, BISYS Ohio provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the fund accounting agreement, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Trust's average daily net assets for the first $500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01% over $5,000,000,000. Under the administration agreement, BISYS is entitled to a fee computed at an annual rate of 0.02% of the Trust's average daily net assets. Effective April 22, 2005, the administration agreement was amended. As a result of this amendment, BISYS Ohio will annually waive $280,000.

The Trust has a Distribution Agreement with New Covenant Funds Distributor, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BISYS, to serve as the principal distributor of the Funds' shares. The Funds do not pay the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with JPMorgan.

No officer, trustee or employee of the Trust, BISYS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the unaffiliated Trustees in attending Board and Committee meetings.

4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the year ended June 30, 2005, were as follows:

-------------------------------------------------------------------------------
FUND                                               PURCHASES          SALES
-------------------------------------------------------------------------------
Growth Fund .................................  $  631,623,460    $  643,958,022
Income Fund .................................   1,051,731,188     1,042,050,464
Balanced Growth Fund ........................     14,972,789         26,260,817
Balanced Income Fund .........................     7,107,412         11,746,987
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

5. SHARES OF BENEFICIAL INTEREST

The Trust authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Trust currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                           YEAR ENDED                           YEAR ENDED
                                                          JUNE 30, 2005                        JUNE 30, 2004
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES         AMOUNT              SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
 Issued                                            1,761,611      $50,628,532          2,170,262        $57,829,249
 Reinvested                                           13,925          403,177              3,060            180,445
Redeemed                                          (2,144,207)     (61,624,740)        (2,593,638)       (69,212,473)
--------------------------------------------------------------------------------------------------------------------
Net decrease                                        (368,671)    $(10,593,031)          (420,316)      $(11,202,779)
--------------------------------------------------------------------------------------------------------------------

                                                      YEAR ENDED                               YEAR ENDED
                                                     JUNE 30, 2005                           JUNE 30, 2004
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES         AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------
INCOME FUND:
 Issued                                            1,545,813      $39,398,853          2,606,939         $67,488,886
 Reinvested                                           95,941        2,523,604            276,892           7,160,195
Redeemed                                          (1,830,986)     (46,798,854)        (1,814,304)        (47,013,296)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (189,232)     $(4,876,397)         1,069,527         $27,635,785
--------------------------------------------------------------------------------------------------------------------

                                                      YEAR ENDED                               YEAR ENDED
                                                     JUNE 30, 2005                           JUNE 30, 2004
--------------------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT              SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH FUND:
 Issued                                              329,356      $25,120,358            471,865         $34,471,118
  Reinvested                                          53,802        4,122,054             51,451           3,764,861
Redeemed                                            (527,726)     (40,305,856)          (485,890)        (35,133,427)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (144,568)    $(11,063,444)            37,426          $3,102,552
--------------------------------------------------------------------------------------------------------------------


                                                      YEAR ENDED                               YEAR ENDED
                                                     JUNE 30, 2005                           JUNE 30, 2004
--------------------------------------------------------------------------------------------------------------------
                                                       SHARES        AMOUNT              SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
BALANCED INCOME FUND:
 Issued                                              494,461       $9,215,771            627,611        $11,370,210
  Reinvested                                         103,269        1,924,091            113,907          2,066,329
Redeemed                                            (842,433)     (15,624,364)          (891,041)       (16,136,627)
--------------------------------------------------------------------------------------------------------------------
Net decrease                                        (244,703)     $(4,484,502)          (149,523)       $(2,700,088)
--------------------------------------------------------------------------------------------------------------------


6. RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced
Income Fund depends on the performance of the underlying Funds in which they invest.

7. DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal years ended June 30, 2004 and June 30, 2005, were as follows:

                        DISTRIBUTIONS PAID FROM
              --------------------------------------------
                     ORDINARY               NET LONG TERM       TOTAL TAXABLE            RETURN OF            TOTAL DISTRIBUTIONS
                      INCOME                CAPITAL GAINS       DISTRIBUTIONS             CAPITAL                  PAID*
              ---------------------------------------------------------------------------------------------------------------------
                2005          2004        2005      2004        2005        2004        2005     2004         2005         2004
              ---------------------------------------------------------------------------------------------------------------------
Growth Fund   $6,321,345   $2,835,338     $--       $--      $6,321,345   $2,835,338    $--      $--       $6,321,345   $2,835,338

Income Fund   21,851,973   23,126,931   952,418  3,854,555   22,804,391   26,981,486     --    2,311,618   22,804,391   29,293,104
Balanced
Growth Fund    5,571,223    4,816,139      --       44,742    5,571,223    4,860,881     --      299,330     5,571,223   5,160,211

Balanced
Income Fund    3,181,809    3,277,160      --          903    3,181,809    3,278,063     --      233,142      3,181,809  3,511,205
-----------------------------------------------------------------------------------------------------------------------------------

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

8. FEDERAL INCOME TAXES

As of June 30, 2005, the funds had available for Federal tax purposes unused capital loss carryforwards expiring as follows:


                              2010            2011             2012           2013           TOTAL
                           -----------     -----------     -----------     ----------     ------------
Growth Fund                $16,200,076     $96,688,185     $14,207,521         --         $127,095,782
Income Fund                    --              --               --             --              --
Balanced Growth Fund           --              --           $1,737,647     $6,966,125       $8,703,772
Balanced Income Fund           --              --           $2,891,415       $792,155       $3,683,570
------------------------------------------------------------------------------------------------------

                                                                             31

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

Under certain tax law, certain capital losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following year. For the period ended June 30, 2005, the Funds deferred to July 1, 2005, post-October capital losses of:


                                 POST-OCTOBER LOSSES
                                 -------------------
Balanced Growth Fund                  $1,683,585


As of June 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                 TOTAL
                  UNDISTRIBUTED  UNDISTRIBUTED                                ACCUMULATED       UNREALIZED     ACCUMULATED
                    ORDINARY      LONG-TERM       ACCUMULATED   DIVIDENDS    CAPITAL AND      APPRECIATION/     EARNINGS
                     INCOME      CAPITAL GAINS     EARNINGS      PAYABLE      OTHER LOSSES    (DEPRECIATION)*    (DEFICIT)
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund         $362,021         --            $362,021        --        $(127,095,782)     $96,012,662    $(30,721,099)

Income Fund          269,237         --             269,237        --              --             8,870,853       9,140,090

Balanced
Growth Fund           17,228         --              17,228        --          (10,387,357)       3,170,552      (7,199,577)

Balanced
Income Fund            7,971         --               7,971        --           (3,683,570)       5,385,967        1,710,368
--------------------------------------------------------------------------------------------------------------------------------

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

9. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2005, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2005 Form 1099-DIV.

For the year ended June 30, 2005, the following Funds paid qualified dividend income of:


                                                      QUALIFIED DIVIDEND INCOME
                                                      -------------------------
Growth Fund...........................................        $14,684,320
Balanced Growth Fund..................................          1,403,795
Balanced Income Fund..................................            349,088


The Fund designates the following percentage of distributions eligible for the dividends received deduction for corporations:

                                                                  AMOUNT
                                                                  ------
Growth Fund....................................................    100%
Balanced Growth Fund...........................................     25
Balanced Income Fund..........................................      11

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and Shareholders of New Covenant Funds:

We have audited the accompanying statements of assets and liabilities, of the New Covenant Funds (comprised of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund, and New Covenant Balanced Income Fund) (collectively "the Funds") including the portfolios of investments, as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the New Covenant Funds as of June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                 /s/  Ernst & Young LLP


Columbus, Ohio
August 17, 2005

SUPPLEMENTAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

PROXY VOTING POLICY

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY HOLDINGS

Portfolio holdings statements for the Funds for the quarters ended March 31 and September 30, are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ADDITIONAL FUND INFORMATION - HYPOTHETICAL COST OF INVESTING

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING             EXPENSE PAID         EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*        DURING PERIOD**
                                                1/1/05         6/30/05          1/1/05 - 6/30/05      1/1/05 - 6/30/05
----------------------------------------------------------------------------------------------------------------------
Growth Fund                                    $1,000.00      $1,003.70               $5.56                 1.12%
Income Fund                                     1,000.00       1,021.70                4.31                 0.86%
Balanced Growth Fund                            1,000.00       1,009.50                0.65                 0.13%
Balanced Income Fund                            1,000.00       1,013.60                0.80                 0.16%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               BEGINNING        ENDING             EXPENSE PAID         EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*        DURING PERIOD**
                                                 1/1/05        6/30/05          1/1/05 - 6/30/05      1/1/05 - 6/30/05
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                                    $1,000.00      $1,019.24               $5.61                 1.12%
Income Fund                                     1,000.00       1,020.53                4.31                 0.86%
Balanced Growth Fund                            1,000.00       1,024.15                0.65                 0.13%
Balanced Income Fund                            1,000.00       1,024.00                0.80                 0.16%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
** Annualized.

                                                   SUPPLEMENTAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

APPROVAL OF THE CONTINUATION OF THE INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS

The Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements") were most recently reapproved by the Board of Trustees on May 16, 2005. Relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow the Board to properly consider the continuation of the Agreements, and it is the duty of the Advisor and the Sub-Advisors to furnish the Trustees with such information as is responsive to their request. Accordingly, in determining whether to renew the Agreements, the Board of Trustees requested, and the Advisor and the Sub-Advisors provided, information and data relevant to the Board's consideration. This included materials regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds, the Advisor and the Sub-Advisors that had been provided to them throughout the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

Among the factors the Board considered was the overall performance of each Fund and each Sub-Advisor relative to the performance of similar mutual funds in each Fund's peer group and relative to applicable benchmark indexes on a long-term basis and, particularly for the two new Sub-Advisors, over shorter time periods. The Board took note of the fact that the performance results achieved for the Funds were favorable on both a short-term and on a long-term basis and that the Advisor produced these results in a manner consistent with the stated investment objectives and policies of each of the Funds. The Board looked at the contribution made by each Sub-Advisor to the short-term and, if relevant, long-term performance. The Board also took note of the long-term relationship between the Advisor and the Funds and the efforts that had been undertaken by the Advisor to foster the growth and development of the Funds since their inception. In addition, the Board compared the expenses of each of the Funds to the expenses of their peers, based on data compiled by an independent source. The Board noted the range of investment advisory and administrative services provided by the Advisor to the Funds and the nature, extent and quality of these services. The Board also reviewed financial information concerning the Advisor relating to its operation of the Funds, noting the overall profitability of the relationship with the Funds to the Advisor and the financial soundness of the Advisor as demonstrated by the financial information provided. In addition, the Board discussed with the Advisor economies of scale that could be realized by the Funds and the impact of potential economies of scale on the fees assessed on the Funds. The Trustees considered information regarding additions to the Advisor's staff (particularly the Vice President of Finance, one of whose primary responsibilities is the oversight and coordination of Fund-related matters), the Advisor's retention of a consultant to assist in the selection of new Sub-Advisors, the Advisor's services in connection with negotiating a relationship with a new custodian that is projected to save the Funds money in custodial expenses, and other additional services provided by the Advisor to the Funds, and concluded that the shareholders benefit from these additional services under the Agreement.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. The Board did, however, identify the performance of the Funds, the commitment of the Advisor to the successful operation of the Funds, and the level of expenses of the Funds as being important elements of their consideration. The Board also took particular note of the unique duties that the Advisor undertakes in order to assure that the Funds are invested in a manner that is consistent with the social-witness principles of the Presbyterian Church (U.S.A.). The Board further considered the fact that the Advisor had undertaken during the year to waive its investment advisory fees to the extent of the amount of shareholder services fees paid by the Funds during the year in order to limit the overall operating expenses of the Funds.

Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements are fair and reasonable in light of the services provided and the Board therefore voted to renew the Agreements for an additional one-year period. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2005

TRUSTEES AND OFFICERS OF THE NEW COVENANT FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS IN   OTHER
                               POSITION(S)      LENGTH        TERM OF OFFICE AND PRINCIPAL          FUND COMPLEX    TRUSTEESHIPS/
                               HELD WITH        OF TIME       OCCUPATION(S) DURING PAST             OVERSEEN BY     DIRECTORSHIPS
NAME AND AGE                   TRUST            SERVED        5 YEARS                               TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
F. Kenneth Bateman             Trustee          Since         Attorney, Gerber & Bateman, P.A.         4                  None
200 E.Twelfth St., Suite C                      inception     (1999 to present);Attorney, Potter,
Jeffersonville, IN 47130                                      Mills & Bateman, P.A. (1997 to 1999);
Age: 65                                                       Trustee, Presbyterian Church (U.S.A.)
                                                              Foundation (1995 to 2001)

Gail C. Duree                  Trustee          Since         Investment Consultant, Montvie           4                  None
200 E.Twelfth St., Suite C                      inception     Boulevard Presbyterian Church (1994
Jeffersonville, IN 47130                                      to present);Women's Foundation of
Age: 58                                                       Colorado (1995 to present); Logan
                                                              School (1996 to present)

Cynthia S. Gooch               Trustee          Since         Retired;Trustee, Presbyterian Church     4                  None
200 E.Twelfth St., Suite C                      inception     (U.S.A.) Foundation (1997 to present)
Jeffersonville, IN 47130
Age: 72

Rev. Donald B. Register        Trustee          Since         Pastor, Sixth-Grace Presbyterian         4                  None
200 E.Twelfth St., Suite C                      inception     Church, Chicago, IL (1988 to present)
Jeffersonville, IN 47130
Age: 68

John D. Stuart                 Trustee          February      Independent Financial Consultant         4                  None
200 E.Twelfth St., Suite C                      2002
Jeffersonville, IN 47130
Age: 74
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Leech                President        May 2005      President and Chief Executive Officer    4                  None
200 E.Twelfth St., Suite C     and Trustee                    of the Presbyterian Church (U.S.A.)
Jeffersonville, IN 47130                                      Foundation (2000 to present)
Age: 60
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Murphy               Vice         Since             Executive Vice President and Chief      N/A                   N/A
200 E.Twelfth St., Suite C     President    Inception         Investment Officer, Presbyterian
Jeffersonville, IN 47130                                      Church (U.S.A.) Foundation and New
Age: 63                                                       Covenant Trust Company (2002-
                                                              present); Senior Vice President and
                                                              Chief Financial Officer, Presbyterian
                                                              Church (U.S.A.) Foundation and New
                                                              Covenant Trust Company (1982 to
                                                              2000).

Anita J. Clemons               Vice         August            Vice President and Investment Officer,  N/A                   N/A
200 E.Twelfth St., Suite C     President    2003              New Covenant Trust Company (2000
Jeffersonville, IN 47130                                      - present).
Age: 51



Harry Harper                   Chief        August            Chief Compliance Officer, New           N/A                   N/A
200 E.Twelfth St., Suite C     Compliance   2004              Covenant Trust Company (2002-
Jeffersonville, IN 47130       Officer                        present); Chief Compliance Officer,
Age: 60                                                       Allegheny Financial Group (2000-
                                                              2002); Chief Compliance Officer,
                                                              Keystone Financial (1997-2000).

Steve Pierce                   Treasurer    May 2005          Vice President of Financial Services,   N/A                   N/A
3435 Stelzer Rd. Suite 1000                                   BISYS Fund Services (1999 - present)
Columbus, OH 43219
Age: 39

Charles J. Daly                Secretary    February          Counsel, BISYS Fund Services            N/A                   N/A
3435 Stelzer Rd., Suite 1000                2004              (November 2003-present); Associate,
Columbus, OH 43219                                            Goodwin Proctor LLP (2001 -2003)
Age: 34

Alaina V. Metz                 Assistant    February          Vice President, Blue Sky Compliance,    N/A                   N/A
3435 Stelzer Rd., Suite 1000   Secretary    2004              BISYS Fund Services (1995 - present)
Columbus, OH 43219
Age: 37

[GRAPHICS]                   This report is authorized for distribution only if
                             preceded or accompanied by a current prospectus.
                             Shares of New Covenant Funds are distributed by New Covenant Funds Distributor, Inc.
                             200 E. Twelfth Street
                             Jeffersonville, IN 47130.





























New Covenant Funds
200 E. Twelfth Street
Jeffersonville, IN 47130













FDN 12-05-08

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JACK STUART, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
                                    2004 $ 62,500
                                    2005 $ 66,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                                    2004 $ 0.00
                                    2005 $ 0.00

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                                    2004 $ 15,000
                                    2005 $ 16,500

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                                    2004 $ 0.00
                                    2005 $ 0.00

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  In accordance with the Funds' Audit Committee Charter, all audit engagements on behalf of the funds are pre-approved by the Funds' Audit Committee.

The Audit Committee of the Trust must pre-approve all audit services and non-audit services that the Auditor provides to the Trust.

The Audit Committee of the Trust must pre-approve any engagement of the Auditor to provide non-audit services to the Trust's investment adviser and to affiliates of the Trust's investment adviser ("Service Affiliates") during the period of the Auditor's engagement to provide audit services to the Trust, if the non-audit services to the Service Affiliate directly impact the Trust's operations and financial reporting.

Any non-audit services, whether to the Trust or to any Service Affiliate, that have not been pre-approved by the Audit Committee and that are estimated not to exceed $25,000, may be approved by a single designated member of the Audit Committee.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
                                    2004 100%
                                    2005 100%

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
                                    2004 $ 63,046
                                    2005 $ 38,525

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE REGISTRANT'S AUDIT COMMITTEE HAS EVALUATED THE NON-AUDIT SERVICES THAT THE PRINCIPAL ACCOUNTANT PROVIDED TO THE REGISTRANT'S INVESTMENT ADVISOR (AND THE ADVISOR'S RELEVANT AFFILIATES), WHICH SERVICES THE COMMITTEE DID NOT PRE-APPROVE, AND HAS CONCLUDED THAT THE PROVISIONS OF THOSE SERVICES WAS COMPATIBLE WITH MAINTAINGING THE ACCOUNTANT'S INDEPENDENCE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      New Covenant Funds
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Steve Pierce
                         ------------------------------------------------------
                                    Steve Pierce, Treasurer

Date  September 08, 2005
     -------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steve Pierce
                         ------------------------------------------------------
                                    Steve Pierce, Treasurer

Date   September 08, 2005
       -------------------------------------

By (Signature and Title)*  /s/ Robert Leech
                         ------------------------------------------------------
                                    Robert Leech, President
Date  September 08, 2005
      --------------------------------------